UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsInvestment Grade Bond Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 37.9%					$165,176,767
(Cost $160,925,797)
U.S. Government 16.3%					71,173,017
U.S. Treasury
Bond	2.500		02-15-45	2,716,000	2,647,359
Bond	3.000		11-15-45	7,624,200	8,239,793
Bond	3.125		11-15-41	7,305,000	8,169,328
Bond	3.375		05-15-44	5,910,000	6,875,682
Note	0.750		02-15-19	3,360,000	3,344,383
Note	1.125		01-15-19	8,000,000	8,050,312
Note	1.375		09-30-18	16,660,000	16,885,177
Note	1.625		02-15-26	8,950,000	8,858,406
Note (C)	1.750		01-31-23	4,110,000	4,173,578
Treasury Inflation Protected Security	0.375		07-15-25	3,905,252	3,928,999
U.S. Government Agency 21.6%					94,003,750
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500		02-01-26	115,234	121,770
30 Yr Pass Thru (P)	2.539		06-01-44	329,740	338,102
30 Yr Pass Thru (P)	2.670		05-01-44	322,017	331,198
30 Yr Pass Thru (P)	2.983		03-01-44	115,066	119,239
30 Yr Pass Thru	3.000		03-01-43	6,388,678	6,588,574
30 Yr Pass Thru	3.000		03-01-43	749,206	774,053
30 Yr Pass Thru	3.000		04-01-43	1,040,577	1,073,136
30 Yr Pass Thru	3.500		04-01-44	1,137,561	1,201,994
30 Yr Pass Thru	4.000		11-01-43	429,256	463,135
30 Yr Pass Thru	4.000		02-01-44	239,919	257,730
30 Yr Pass Thru	4.500		02-01-41	1,326,893	1,443,307
30 Yr Pass Thru	5.000		03-01-41	840,586	932,558
30 Yr Pass Thru	5.500		06-01-38	995,427	1,119,311
Federal National Mortgage Association
15 Yr Pass Thru	1.570		01-09-20	5,225,000	5,224,990
15 Yr Pass Thru	2.500		03-27-23	1,180,000	1,180,012
15 Yr Pass Thru	3.000		07-01-27	518,851	541,904
15 Yr Pass Thru	3.000		10-29-27	585,000	585,058
15 Yr Pass Thru	3.500		02-01-26	113,283	119,899
15 Yr Pass Thru	3.500		03-01-26	720,226	762,286
15 Yr Pass Thru	3.500		07-01-26	1,382,008	1,469,409
15 Yr Pass Thru	4.000		12-01-24	879,075	939,820
30 Yr Pass Thru (P)	2.518		06-01-44	604,697	622,362
30 Yr Pass Thru (P)	2.556		04-01-44	527,321	543,664
30 Yr Pass Thru (P)	2.899		01-01-44	235,019	243,334
30 Yr Pass Thru (P)	2.925		03-01-44	119,100	123,559
30 Yr Pass Thru	3.000		12-01-42	1,947,255	2,014,192
30 Yr Pass Thru	3.500		01-01-42	2,503,770	2,630,159
30 Yr Pass Thru	3.500		06-01-42	3,441,230	3,634,836
30 Yr Pass Thru	3.500		07-01-42	5,490,310	5,803,489
30 Yr Pass Thru	3.500		01-01-43	961,066	1,009,881
30 Yr Pass Thru	3.500		04-01-43	726,025	766,758
30 Yr Pass Thru	3.500		06-01-43	3,639,200	3,845,081
30 Yr Pass Thru	3.500		07-01-43	555,571	587,002
30 Yr Pass Thru	3.500		03-01-44	5,390,373	5,694,481
30 Yr Pass Thru	3.500		04-01-45	1,481,502	1,559,528
30 Yr Pass Thru	3.500		04-01-45	3,503,349	3,687,860

2SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		01-01-41	954,262	$1,024,452
30 Yr Pass Thru	4.000		09-01-41	4,339,950	4,709,354
30 Yr Pass Thru	4.000		10-01-41	67,105	72,397
30 Yr Pass Thru	4.000		01-01-42	646,631	697,831
30 Yr Pass Thru	4.000		01-01-42	959,482	1,027,207
30 Yr Pass Thru	4.000		09-01-43	2,998,306	3,261,478
30 Yr Pass Thru	4.000		10-01-43	2,921,153	3,152,906
30 Yr Pass Thru	4.000		12-01-43	4,670,913	5,021,049
30 Yr Pass Thru	4.000		01-01-44	670,589	727,982
30 Yr Pass Thru	4.500		08-01-40	1,155,117	1,258,852
30 Yr Pass Thru	4.500		08-01-40	2,460,564	2,681,534
30 Yr Pass Thru	4.500		12-01-40	667,801	729,129
30 Yr Pass Thru	4.500		05-01-41	1,122,902	1,225,674
30 Yr Pass Thru	4.500		05-01-41	948,849	1,034,060
30 Yr Pass Thru	4.500		06-01-41	1,465,079	1,599,855
30 Yr Pass Thru	4.500		07-01-41	772,998	844,108
30 Yr Pass Thru	4.500		11-01-41	241,198	262,858
30 Yr Pass Thru	4.500		05-01-42	1,914,453	2,090,568
30 Yr Pass Thru	5.000		04-01-35	147,554	164,142
30 Yr Pass Thru	5.000		09-01-40	1,233,792	1,371,726
30 Yr Pass Thru	5.000		04-01-41	282,118	317,801
30 Yr Pass Thru	5.500		09-01-34	522,262	590,981
30 Yr Pass Thru	5.500		02-01-36	164,138	186,078
30 Yr Pass Thru	5.500		06-01-38	651,256	737,496
30 Yr Pass Thru	6.000		06-01-40	108,227	123,671
30 Yr Pass Thru	6.500		01-01-39	494,313	576,029
30 Yr Pass Thru	6.500		06-01-39	138,215	160,861
Corporate bonds 34.6%					$150,487,070
(Cost $154,146,047)
Consumer discretionary 5.0%					21,863,312
Auto components 0.4%
Delphi Automotive PLC	4.250		01-15-26	485,000	495,961
Delphi Corp.	5.000		02-15-23	1,205,000	1,235,117
Automobiles 2.0%
American Honda Finance Corp.	1.700		02-22-19	760,000	761,123
Ford Motor Company	4.750		01-15-43	230,000	211,206
Ford Motor Credit Company LLC	2.551		10-05-18	440,000	438,039
Ford Motor Credit Company LLC	5.875		08-02-21	1,291,000	1,424,239
General Motors Company	4.875		10-02-23	910,000	918,182
General Motors Company	6.250		10-02-43	550,000	538,251
General Motors Financial Company, Inc.	3.450		04-10-22	1,385,000	1,306,669
General Motors Financial Company, Inc.	4.000		01-15-25	925,000	857,013
General Motors Financial Company, Inc.	4.375		09-25-21	935,000	940,433
Hyundai Capital America (S)	2.400		10-30-18	600,000	601,735
Nissan Motor Acceptance Corp. (S)	1.950		09-12-17	595,000	596,596
Hotels, restaurants and leisure 0.2%
Brinker International, Inc.	2.600		05-15-18	290,000	291,549
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	570,000	587,100
Household durables 0.1%
Newell Rubbermaid, Inc.	2.150		10-15-18	235,000	232,263

SEE NOTES TO FUND'S INVESTMENTS3

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950		12-05-44	875,000	$967,873
QVC, Inc.	4.375		03-15-23	565,000	535,115
QVC, Inc.	5.125		07-02-22	435,000	441,732
QVC, Inc.	5.450		08-15-34	445,000	371,921
Media 1.5%
21st Century Fox America, Inc.	6.150		03-01-37	315,000	334,401
21st Century Fox America, Inc.	6.400		12-15-35	290,000	328,466
CCO Safari II LLC (S)	6.484		10-23-45	820,000	861,334
DIRECTV Holdings LLC	4.450		04-01-24	935,000	985,926
Myriad International Holdings BV (S)	5.500		07-21-25	225,000	218,412
Scripps Networks Interactive, Inc.	3.950		06-15-25	630,000	607,179
Sirius XM Radio, Inc. (S)	5.250		08-15-22	1,067,000	1,125,685
Time Warner Cable, Inc.	8.250		04-01-19	470,000	537,376
Time Warner, Inc.	3.600		07-15-25	380,000	374,098
Time Warner, Inc.	3.875		01-15-26	1,105,000	1,115,345
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	614,000	629,185
Specialty retail 0.2%
AutoNation, Inc.	4.500		10-01-25	300,000	306,069
The Home Depot, Inc.	3.000		04-01-26	665,000	687,719
Consumer staples 1.8%					7,942,107
Beverages 0.8%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	1,525,000	1,634,652
Beam Suntory, Inc.	1.750		06-15-18	890,000	878,259
Pernod Ricard SA (S)	5.750		04-07-21	710,000	792,349
Food and staples retailing 0.4%
CVS Health Corp.	5.125		07-20-45	925,000	1,038,064
Whole Foods Market, Inc. (S)	5.200		12-03-25	945,000	951,521
Food products 0.5%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	455,000	526,369
Kraft Heinz Foods Company (S)	2.000		07-02-18	670,000	668,841
Kraft Heinz Foods Company (S)	4.875		02-15-25	380,000	415,813
Kraft Heinz Foods Company (S)	5.200		07-15-45	615,000	662,284
Tobacco 0.1%
Reynolds American, Inc.	2.300		06-12-18	370,000	373,955
Energy 2.9%					12,758,007
Energy equipment and services 0.1%
SESI LLC	7.125		12-15-21	645,000	395,869
Oil, gas and consumable fuels 2.8%
Anadarko Petroleum Corp.	8.700		03-15-19	425,000	433,317
Boardwalk Pipelines LP	5.500		02-01-17	170,000	167,962
Cimarex Energy Company	4.375		06-01-24	735,000	686,028
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	460,000	418,278
Continental Resources, Inc.	3.800		06-01-24	80,000	54,530
Continental Resources, Inc.	5.000		09-15-22	1,011,000	767,349
DCP Midstream LLC (S)	9.750		03-15-19	375,000	348,961
DCP Midstream Operating LP	2.500		12-01-17	199,000	181,635
DCP Midstream Operating LP	3.875		03-15-23	185,000	133,320
Enbridge Energy Partners LP	4.375		10-15-20	370,000	342,299

4SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Partners LP	2.500		06-15-18	310,000	$284,628
Energy Transfer Partners LP	5.150		03-15-45	480,000	350,307
Energy Transfer Partners LP	9.700		03-15-19	555,000	581,338
EnLink Midstream Partners LP	4.150		06-01-25	210,000	145,006
Enterprise Products Operating LLC	6.500		01-31-19	930,000	997,834
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	705,000	528,750
Kerr-McGee Corp.	6.950		07-01-24	335,000	317,555
Kinder Morgan Energy Partners LP	7.750		03-15-32	240,000	228,246
Kinder Morgan, Inc.	5.550		06-01-45	520,000	431,781
Lukoil International Finance BV (S)	3.416		04-24-18	590,000	580,271
MPLX LP	4.000		02-15-25	165,000	125,144
Northwest Pipeline LLC	6.050		06-15-18	570,000	561,349
ONEOK Partners LP	3.200		09-15-18	305,000	276,832
Petroleos Mexicanos	4.875		01-24-22	405,000	388,598
Regency Energy Partners LP	5.500		04-15-23	745,000	625,800
Shell International Finance BV	4.375		05-11-45	1,025,000	950,867
Sunoco Logistics Partners Operations LP	4.400		04-01-21	485,000	446,473
Williams Partners LP	4.875		05-15-23	350,000	285,666
Williams Partners LP	4.875		03-15-24	904,000	722,014
Financials 14.5%					63,112,815
Banks 6.1%
Bank of America Corp.	3.950		04-21-25	360,000	348,558
Bank of America Corp.	4.200		08-26-24	435,000	435,505
Bank of America Corp.	4.250		10-22-26	475,000	470,511
Bank of America Corp.	4.450		03-03-26	695,000	698,461
Bank of America Corp.	6.875		04-25-18	835,000	912,002
Bank of Montreal	1.400		04-10-18	1,125,000	1,119,177
Barclays Bank PLC (S)	6.050		12-04-17	680,000	719,898
Barclays Bank PLC (S)	10.179		06-12-21	560,000	722,333
Barclays PLC	4.375		01-12-26	520,000	501,814
BNP Paribas SA	2.375		09-14-17	1,075,000	1,085,245
BPCE SA (S)	4.500		03-15-25	410,000	386,847
BPCE SA (S)	5.700		10-22-23	830,000	853,912
Citigroup, Inc.	4.500		01-14-22	840,000	901,656
Credit Agricole SA (S)	4.375		03-17-25	745,000	709,294
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	410,000	429,475
HBOS PLC (S)	6.750		05-21-18	1,085,000	1,166,711
ING Bank NV (S)	5.800		09-25-23	860,000	921,587
JPMorgan Chase & Co.	4.625		05-10-21	1,070,000	1,169,061
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19	680,000	635,800
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	500,000	467,660
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,100,000	1,166,000
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	890,000	889,555
Lloyds Banking Group PLC (S)	5.300		12-01-45	673,000	652,762
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	655,000	641,900
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	595,000	617,990
MUFG Union Bank NA	2.625		09-26-18	765,000	774,848
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	904,000	1,066,910

SEE NOTES TO FUND'S INVESTMENTS5

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	3.450		08-27-18	285,000	$288,043
Sumitomo Mitsui Banking Corp	2.450		01-10-19	961,000	969,884
SunTrust Bank	7.250		03-15-18	280,000	308,922
Swedbank AB (S)	2.125		09-29-17	370,000	370,629
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	500,000	457,500
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	730,000	780,918
Wells Fargo & Company	4.650		11-04-44	320,000	313,071
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	725,000	767,630
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	710,000	711,775
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	635,000	653,256
Wells Fargo Bank NA	5.850		02-01-37	245,000	295,184
Capital markets 2.2%
Ares Capital Corp.	3.875		01-15-20	580,000	585,091
FS Investment Corp.	4.000		07-15-19	635,000	630,922
Jefferies Group LLC	6.875		04-15-21	745,000	834,523
Jefferies Group LLC	8.500		07-15-19	325,000	367,535
Macquarie Bank, Ltd. (S)	4.875		06-10-25	800,000	775,987
Morgan Stanley	2.450		02-01-19	390,000	391,597
Morgan Stanley	4.300		01-27-45	425,000	405,271
Morgan Stanley	5.500		01-26-20	790,000	868,069
Morgan Stanley	5.550		04-27-17	385,000	401,674
Morgan Stanley	7.300		05-13-19	1,250,000	1,429,550
Stifel Financial Corp.	4.250		07-18-24	345,000	343,039
The Bear Stearns Companies LLC	7.250		02-01-18	435,000	476,731
The Goldman Sachs Group, Inc.	3.750		05-22-25	485,000	491,208
The Goldman Sachs Group, Inc.	4.750		10-21-45	240,000	242,898
The Goldman Sachs Group, Inc.	5.250		07-27-21	310,000	343,875
The Goldman Sachs Group, Inc.	5.750		01-24-22	565,000	641,972
The Goldman Sachs Group, Inc.	6.250		09-01-17	480,000	509,165
Consumer finance 1.3%
American Express Company	3.625		12-05-24	355,000	349,663
Capital One Bank USA NA	1.300		06-05-17	355,000	353,204
Capital One Bank USA NA	2.300		06-05-19	905,000	899,497
Capital One Financial Corp.	2.450		04-24-19	435,000	435,000
Capital One Financial Corp.	4.200		10-29-25	840,000	824,324
Capital One NA	2.350		08-17-18	440,000	437,957
Discover Bank	2.600		11-13-18	630,000	629,365
Discover Bank	8.700		11-18-19	417,000	477,940
Discover Financial Services	3.950		11-06-24	620,000	607,035
Discover Financial Services	5.200		04-27-22	605,000	636,200
Diversified financial services 0.9%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-25	554,993	561,930
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	403,269	403,269
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-24	354,775	353,784
Leucadia National Corp.	5.500		10-18-23	775,000	691,374
McGraw Hill Financial, Inc.	4.000		06-15-25	860,000	872,607
McGraw Hill Financial, Inc.	4.400		02-15-26	805,000	845,564

6SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance 1.8%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	725,000	$738,399
Assured Guaranty US Holdings, Inc. (L)	5.000		07-01-24	725,000	764,079
AXA SA	8.600		12-15-30	475,000	616,313
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	435,000	450,856
CNA Financial Corp.	7.250		11-15-23	260,000	306,879
MetLife, Inc.	6.400		12-15-66	770,000	753,029
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	390,000	404,625
Pacific LifeCorp. (S)	6.000		02-10-20	420,000	469,933
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	375,000	352,031
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	605,000	614,087
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	980,000	1,231,986
The Hartford Financial Services Group, Inc.	5.375		03-15-17	435,000	450,784
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	685,000	732,882
Real estate investment trusts 2.2%
American Tower Corp.	3.400		02-15-19	470,000	477,683
American Tower Corp.	4.700		03-15-22	525,000	556,182
Crown Castle International Corp.	4.450		02-15-26	525,000	533,592
Crown Castle Towers LLC (S)	4.883		08-15-40	860,000	925,192
Crown Castle Towers LLC (S)	6.113		01-15-40	715,000	787,908
EPR Properties	4.500		04-01-25	435,000	423,299
ERP Operating LP	3.375		06-01-25	120,000	122,081
Highwoods Realty LP	5.850		03-15-17	570,000	591,227
Omega Healthcare Investors, Inc.	4.500		01-15-25	410,000	405,663
Omega Healthcare Investors, Inc.	4.950		04-01-24	410,000	419,180
Omega Healthcare Investors, Inc.	5.250		01-15-26	235,000	237,957
USB Realty Corp. (P)(Q)(S)	1.769		01-15-17	595,000	469,306
Ventas Realty LP	3.500		02-01-25	895,000	867,271
Ventas Realty LP	3.750		05-01-24	315,000	314,744
VEREIT Operating Partnership LP	2.000		02-06-17	545,000	534,918
VEREIT Operating Partnership LP	4.600		02-06-24	485,000	460,750
Welltower, Inc.	3.750		03-15-23	240,000	237,892
Welltower, Inc.	4.000		06-01-25	1,025,000	1,006,776
Welltower, Inc.	4.125		04-01-19	340,000	355,207
Health care 2.1%					8,874,396
Biotechnology 0.6%
AbbVie, Inc.	3.600		05-14-25	985,000	1,004,124
Baxalta, Inc. (S)	2.000		06-22-18	285,000	279,518
Celgene Corp.	5.000		08-15-45	1,225,000	1,254,004
Health care equipment and supplies 0.4%
Medtronic, Inc.	4.625		03-15-45	800,000	852,457
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	590,000	582,849
Health care providers and services 1.0%
Aetna, Inc.	1.500		11-15-17	1,131,000	1,128,605
Express Scripts Holding Company	4.500		02-25-26	965,000	971,458
Medco Health Solutions, Inc.	7.125		03-15-18	745,000	814,326
UnitedHealth Group, Inc.	1.450		07-17-17	640,000	641,013
UnitedHealth Group, Inc.	3.750		07-15-25	815,000	867,258

SEE NOTES TO FUND'S INVESTMENTS7

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.1%
Actavis Funding SCS	3.800		03-15-25	465,000	$478,784
Industrials 4.5%					19,636,666
Aerospace and defense 0.7%
Embraer Overseas, Ltd. (S)	5.696		09-16-23	380,000	331,550
Lockheed Martin Corp.	2.900		03-01-25	1,082,000	1,079,673
Lockheed Martin Corp.	4.700		05-15-46	765,000	822,797
Textron, Inc.	3.875		03-01-25	315,000	316,362
Textron, Inc.	5.600		12-01-17	340,000	358,105
Textron, Inc.	7.250		10-01-19	225,000	258,193
Airlines 2.2%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	853,691	887,838
American Airlines 2013-1 Class A Pass Through Trust	4.000		01-15-27	175,090	174,214
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	672,126	708,252
American Airlines 2015-1 Class A Pass Through Trust	3.375		11-01-28	1,004,275	974,147
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	882,350	829,586
American Airlines 2016-1 Class AA Pass Through Trust	3.575		07-15-29	625,000	631,250
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	734,649	765,871
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	169,521	173,759
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	61,019	62,050
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	33,882	34,431
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	201,798	213,906
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	407,047	448,240
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	474,375	536,044
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	84,333	90,026
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	161,677	172,186
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	271,518	300,028
UAL 2009-2A Pass Through Trust	9.750		07-15-18	227,847	240,378
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	600,000	603,750
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	765,000	768,825
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	368,932	405,825
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	323,890	353,850
Building products 0.1%
Owens Corning	4.200		12-15-22	555,000	557,938
Industrial conglomerates 0.5%
General Electric Company (P)	1.098		08-15-36	660,000	565,272
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	1,556,000	1,592,955
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	200,000	90,250
Odebrecht Finance, Ltd. (Q)(S)	7.500		04-04-16	120,000	54,000
Machinery 0.2%
Trinity Industries, Inc.	4.550		10-01-24	785,000	669,873
Road and rail 0.4%
Penske Truck Leasing Company LP (S)	2.875		07-17-18	345,000	343,689
Penske Truck Leasing Company LP (S)	3.375		02-01-22	980,000	953,779
Ryder System, Inc.	3.500		06-01-17	500,000	507,833
Trading companies and distributors 0.4%
Air Lease Corp.	3.375		01-15-19	520,000	509,600
Air Lease Corp.	3.875		04-01-21	355,000	343,463
Air Lease Corp. (L)	4.750		03-01-20	195,000	198,413
Air Lease Corp.	5.625		04-01-17	320,000	327,840
International Lease Finance Corp. (S)	7.125		09-01-18	350,000	380,625

8SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology 1.1%					$4,602,412
IT services 0.8%
Fidelity National Information Services, Inc.	5.000		10-15-25	805,000	836,582
Fiserv, Inc.	3.850		06-01-25	1,070,000	1,103,963
Visa, Inc.	3.150		12-14-25	725,000	753,224
Visa, Inc.	4.300		12-14-45	770,000	825,641
Software 0.3%
Electronic Arts, Inc.	4.800		03-01-26	1,075,000	1,083,002
Materials 0.4%					1,874,652
Chemicals 0.2%
Braskem Finance, Ltd. (S)	7.000		05-07-20	555,000	549,450
Incitec Pivot Finance LLC (S)	6.000		12-10-19	455,000	491,344
Metals and mining 0.2%
Glencore Finance Canada, Ltd. (S)	3.600		01-15-17	630,000	623,858
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	210,000	210,000
Telecommunication services 1.2%					5,161,704
Diversified telecommunication services 0.9%
AT&T, Inc.	4.750		05-15-46	390,000	354,774
Qwest Corp.	6.750		12-01-21	595,000	633,675
Telecom Italia Capital SA	7.200		07-18-36	220,000	204,600
Verizon Communications, Inc.	4.400		11-01-34	425,000	399,324
Verizon Communications, Inc.	4.862		08-21-46	1,385,000	1,353,382
Verizon Communications, Inc.	5.012		08-21-54	364,000	338,541
Verizon Communications, Inc.	6.550		09-15-43	469,000	568,716
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849		04-15-23	530,000	534,028
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	194,670
SBA Tower Trust (S)	3.598		04-15-43	575,000	579,994
Utilities 1.1%					4,660,999
Electric utilities 0.9%
Beaver Valley II Funding Corp.	9.000		06-01-17	40,000	42,400
Commonwealth Edison Company	2.150		01-15-19	245,000	247,616
Electricite de France SA (S)	3.625		10-13-25	435,000	440,308
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	660,000	573,375
Empresa Electrica Angamos SA (S)	4.875		05-25-29	350,000	303,470
FPL Energy National Wind LLC (S)	5.608		03-10-24	42,615	42,615
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	395,000	435,934
NextEra Energy Capital Holdings, Inc.	2.400		09-15-19	290,000	289,907
Oncor Electric Delivery Company LLC	2.950		04-01-25	670,000	654,997
Oncor Electric Delivery Company LLC	5.000		09-30-17	300,000	313,313
PNPP II Funding Corp.	9.120		05-30-16	5,000	5,049
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	260,000	282,880
W3A Funding Corp.	8.090		01-02-17	365,363	364,888
Independent power and renewable electricity producers 0.1%
Constellation Energy Group, Inc.	5.150		12-01-20	265,000	292,047
Multi-utilities 0.1%
CenterPoint Energy Resources Corp.	6.125		11-01-17	351,000	372,200

SEE NOTES TO FUND'S INVESTMENTS9

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities 0.6%					$2,384,643
(Cost $2,477,816)
Financials 0.6%					2,384,643
Capital markets 0.1%
State Street Capital Trust IV (P)	1.512		06-01-77	695,000	486,500
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	95,000	108,300
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	450,000	585,000
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	845,000	843,310
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	365,000	361,533
Municipal bonds 0.1%					$554,056
(Cost $555,545)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	555,584	554,056
Collateralized mortgage obligations 8.7%					$37,734,243
(Cost $37,544,327)
Commercial and residential 7.5%					32,440,468
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.016		08-25-35	208,068	197,779
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	575,000	631,408
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.009		12-13-29	606,000	579,387
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.027		09-15-26	305,000	291,092
Series 2014-ICTS, Class D (P) (S)	2.327		06-15-28	270,000	256,714
BBCMS Trust Series 2015, Class C (P) (S)	2.427		02-15-28	250,000	238,048
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.136		01-25-35	573,963	552,823
Series 2004-12, Class A3 (P)	1.136		01-25-35	244,908	239,225
Series 2005-5, Class 1A4 (P)	0.996		07-25-35	369,345	347,065
Series 2005-7, Class 11A1 (P)	0.976		08-25-35	509,485	479,407
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34	218,452	218,624
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.931		08-15-29	875,000	803,779
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	420,000	381,600
BXHTL Mortgage Trust
Series 2015-JRWZ, Class DR1 (P) (S)	3.656		05-15-29	705,000	675,370
Series 2015-JWRZ, Class GL1 (P) (S)	3.277		05-15-29	705,000	675,314
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.427		12-15-27	700,000	655,997
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.703		06-10-46	5,194,095	153,945
Series 2015-CR27, Class B (P)	4.361		10-10-58	310,000	306,327
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	1.945		10-15-45	6,753,354	606,568
Series 2012-LC4, Class B (P)	4.934		12-10-44	290,000	311,301
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	510,000	500,473
Series 2013-CR11, Class B (P)	5.162		10-10-46	955,000	1,042,206
Series 2013-CR13, Class C (P)	4.752		12-10-23	395,000	394,387
Series 2013-CR6, Class XA IO	1.497		03-10-46	4,700,301	230,810
Series 2013-LC13, Class B (P) (S)	4.877		08-10-46	450,000	485,243
Series 2014-FL4, Class D (P) (S)	2.032		07-13-31	760,000	742,039

10SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-TWC, Class D (P) (S)	2.674		02-13-32	465,000	$439,971
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.577		08-13-27	1,020,000	962,848
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.800		08-15-45	3,658,195	311,499
Series 2014-CR15, Class XA IO	1.319		02-10-47	5,773,417	330,609
Series 2014-CR16, Class C (P)	4.905		04-10-47	570,000	527,721
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.706		06-25-34	382,981	359,986
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-19	760,000	718,668
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.927		05-15-34	850,000	794,065
GS Mortgage Securities Trust Series 2015-590M, Class C (P) (S)	3.805		10-10-35	665,000	637,606
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.406		08-19-45	1,115,273	68,908
Series 2005-2, Class X IO	2.027		05-19-35	4,578,458	354,759
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.577		07-15-29	490,000	457,271
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	740,000	737,785
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.079		08-05-34	420,000	403,782
Impac Mortgage Holdings, Inc. Series 2004-4, Class M2 (P)	1.246		02-25-35	405,000	370,727
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.058		10-25-36	3,376,140	324,582
Series 2005-AR18, Class 2X IO	1.704		10-25-36	4,251,754	260,725
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.675		04-15-47	840,000	780,989
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	2,845,000	227,380
Series 2014-FBLU, Class C (P) (S)	2.427		12-15-28	780,000	771,325
Series 2014-FBLU, Class D (P) (S)	3.027		12-15-28	560,000	532,812
Series 2014-FL5, Class C (P) (S)	2.527		07-15-31	260,000	249,873
Series 2014-PHH, Class C (P) (S)	2.527		08-15-27	1,000,000	971,268
Series 2015-MAR7, Class C (S)	4.490		06-05-32	580,000	572,910
Series 2015-SG, Class B (P) (S)	3.177		07-15-36	530,000	526,158
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (P)	4.180		02-15-46	297,000	288,873
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,200,000	1,195,120
Series 2015, Class XLF1 C (P) (S)	2.627		08-14-31	560,000	549,267
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.766		05-25-35	275,034	253,320
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.886		04-25-35	505,000	460,858
Series 2005-3, Class APT (P)	0.726		07-25-35	501,197	482,579
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.769		03-25-44	427,737	414,291
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	355,000	331,666
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	320,000	334,827

SEE NOTES TO FUND'S INVESTMENTS11

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.704		05-10-63	4,285,609	$261,879
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	657,000	647,325
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	990,000	955,116
Series 2014-LC18, Class A2	2.954		12-15-47	125,000	129,433
Series 2015-LC22, Class B (P)	4.539		09-15-58	425,000	435,167
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.160		11-15-45	6,025,853	553,606
Series 2013-C15, Class B (P)	4.480		08-15-46	130,000	133,686
Series 2013-C16, Class B (P)	4.981		09-15-46	245,000	260,441
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.998		11-15-29	64,274	61,856
U.S. Government Agency 1.2%					5,293,775
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.286		10-25-27	430,000	419,832
Series 288, Class IO	3.000		10-15-27	1,984,083	204,871
Series 290, Class IO	3.500		11-15-32	2,342,640	369,947
Series 3833, Class LI IO	1.680		10-15-40	1,461,629	94,362
Series 4136, Class IH IO	3.500		09-15-27	1,508,757	166,372
Series K017, Class X1 IO	1.415		12-25-21	2,385,580	154,365
Series K018, Class X1 IO	1.408		01-25-22	2,739,320	182,511
Series K021, Class X1 IO	1.491		06-25-22	653,213	49,137
Series K022, Class X1 IO	1.279		07-25-22	12,438,784	820,105
Series K038, Class X1 IO	1.194		03-25-24	9,309,408	700,782
Series K048, Class X1 IO	0.256		06-25-25	6,695,677	141,079
Series K707, Class X1 IO	1.538		12-25-18	1,886,736	69,292
Series K709, Class X1 IO	1.526		03-25-19	2,532,519	101,175
Series K710, Class X1 IO	1.766		05-25-19	3,794,119	180,627
Series K711, Class X1 IO	1.699		07-25-19	6,922,599	320,194
Series K718, Class X1 IO	0.650		01-25-22	25,078,322	812,946
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	1,853,092	201,163
Series 2012-137, Class WI IO	3.500		12-25-32	1,412,555	208,868
Government National Mortgage Association Series 2012-114, Class IO	0.904		01-16-53	1,370,695	96,147
Asset backed securities 15.2%					$66,326,130
(Cost $66,190,400)
Asset Backed Securities 15.2%					66,326,130
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.111		05-25-35	229,966	220,570
Aegis Asset Backed Securities Trust Series 2005-1, Class M3 (P)	0.986		03-25-35	815,000	765,362
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,006,000	1,014,763
Series 2015-1, Class A4	1.750		05-15-20	710,000	713,892
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	580,000	581,249
Series 2015-3, Class A	1.630		05-15-20	1,000,000	999,938
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	1,044,000	1,049,562
Series 2014-4, Class A	1.430		06-15-20	1,080,000	1,084,624

12SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.846		01-25-36	795,000	$743,642
Series 2005-R3, Class M2 (P)	0.906		05-25-35	450,000	424,317
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,465,000	1,471,479
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	897,750	938,585
Argent Securities, Inc. Series 2004-W6, Class M1 (P)	1.261		05-25-34	125,335	118,280
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	1,545,000	1,548,734
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	750,000	749,432
Series 2015-1, Class A4 (S)	1.660		09-15-20	725,000	722,992
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.676		07-25-36	402,903	376,335
Cabela's Credit Card Master Note Trust
Series 2013-2A, Class A1 (S)	2.170		08-16-21	275,000	280,064
Series 2015-1A, Class A1	2.260		03-15-23	95,000	96,033
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	740,000	739,911
Series 2015-2, Class A4	1.750		01-15-21	865,000	859,054
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7	5.750		07-15-20	305,000	325,881
Series 2014-A5, Class A	1.480		07-15-20	1,595,000	1,602,277
Series 2015-A5, Class A5	1.600		05-17-21	1,005,000	1,011,573
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	985,000	984,517
Series 2015-2, Class A4	1.800		03-15-21	410,000	413,580
Series 2016-1, Class A4	1.880		06-15-21	455,000	458,282
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	746,000	747,779
Series 2014-A7, Class A	1.380		11-15-19	1,125,000	1,129,809
Series 2015, Class A2A	1.590		02-18-20	1,116,000	1,123,696
Series 2015-A5, Class A	1.360		04-15-20	1,625,000	1,631,141
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	665,000	667,583
Series 2015-AA, Class A4 (S)	1.550		02-18-20	1,260,000	1,259,326
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	585,000	623,885
Series 2014-A8, Class A8	1.730		04-09-20	1,150,000	1,160,708
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,083,388	1,100,141
CNH Equipment Trust Series 2015-C, Class A3	1.660		11-16-20	1,163,000	1,169,391
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613		02-25-35	347,160	350,848
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.856		07-25-35	230,000	222,527
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.906		05-25-36	541,783	528,892
Series 2006-CF2, Class M2 (P) (S)	0.956		05-25-36	1,340,000	1,247,546
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,133,550	1,118,020
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	1,735,000	1,743,782

SEE NOTES TO FUND'S INVESTMENTS13

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	648,375	$656,252
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.126		11-25-35	505,339	492,459
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	540,000	548,327
Series 2015-A, Class A4	1.640		06-15-20	490,000	492,884
Series 2015-B, Class A4	1.580		08-15-20	435,000	437,262
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	960,000	961,812
Series 2014-4, Class A1	1.400		08-15-19	1,200,000	1,200,862
Series 2015-1, Class A1	1.420		01-15-20	1,025,000	1,025,690
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	185,000	186,284
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	230,000	230,550
Series 2015-2, Class A4	1.850		07-22-19	784,000	786,585
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	490,000	488,904
GSAA Trust Series 2005-10, Class M3 (P)	0.986		06-25-35	605,000	585,310
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,215,000	1,217,188
Series 2015-1, Class A4	1.320		11-16-20	565,000	565,587
Series 2015-2, Class A4	1.470		08-23-21	635,000	636,403
Series 2015-3, Class A4	1.560		10-18-21	785,000	789,352
Huntington Auto Trust Series 2015-1, Class A4	1.640		06-15-21	395,000	396,352
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	530,000	530,020
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	765,000	767,510
Series 2015, Class AA4	1.650		12-15-21	347,000	348,880
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A3	1.340		12-16-19	1,840,000	1,842,189
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.186		09-25-35	152,899	143,671
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	126,844	124,751
Series 2015-1A, Class A (S)	2.520		12-20-32	445,871	445,477
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.111		03-25-35	855,000	784,484
Series 2005-2, Class M2 (P)	0.886		06-25-35	1,360,000	1,279,706
Nissan Auto Receivables Owner Trust Series 2015-A, Class A4	1.500		09-15-21	1,280,000	1,284,167
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	1,080,000	1,080,733
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	564,000	562,479
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	420,000	421,688
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	265,276	266,167
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	380,010	392,355

14SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.876		11-25-35	365,000	$343,276
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.736		12-25-36	910,000	880,461
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780		01-15-21	740,000	743,544
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	220,000	210,423
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440		04-15-20	522,000	523,893
Series 2015-B, Class A4	1.740		09-15-20	610,000	615,870
USAA Auto Owner Trust Series 2015-1, Class A4	1.540		11-16-20	500,000	501,571
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	445,000	440,023
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	1,291,763	1,259,081
Westgate Resorts LLC
Series 2012-3A, Class B (S)	4.500		03-20-25	103,504	103,399
Series 2013-1A, Class B (S)	3.750		08-20-25	71,751	71,710
Series 2014-1A, Class A (S)	2.150		12-20-26	793,480	783,561
Series 2014-1A, Class B (S)	3.250		12-20-26	351,264	347,147
Series 2015-1A, Class A (S)	2.750		05-20-27	343,637	341,163
Series 2015-2A, Class B (S)	4.000		07-20-28	574,641	573,722
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	495,000	494,944
				Shares	Value
Preferred securities 0.2%					$870,147
(Cost $879,263)
Financials 0.1%					483,928
Banks 0.1%
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)				10,135	288,239
Wells Fargo & Company, Series L, 7.500%				167	195,689
Utilities 0.1%					386,219
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%				7,960	386,219
			Yield (%)	Shares	Value
Securities lending collateral 0.2%					$892,366
(Cost $892,333)
John Hancock Collateral Trust (W)			0.4639(Y)	89,189	892,366
				Par value^	Value
Short-term investments 2.2%					$9,607,000
(Cost $9,607,000)
Repurchase agreement 2.2%					9,607,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $8,774,073 on 3-1-16, collateralized by $840,700 U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $846,677, including interest) and $5,796,600 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at $8,102,910, including interest)				8,774,000	8,774,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $833,001 on 3-1-16, collateralized by $855,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $851,794, including interest)				833,000	833,000

SEE NOTES TO FUND'S INVESTMENTS15

Investment Grade Bond Fund

Par value^	Value
Repurchase agreement (continued)
Total investments (Cost $433,218,528)† 99.7%	$434,032,422
Other assets and liabilities, net 0.3%	$1,404,208
Total net assets 100.0%	$435,436,630

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(C)	Security purchased on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 2-29-16. The value of securities on loan amounted to $870,290.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,181,245 or 17.0% of the fund's net assets as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16 the aggregate cost of investment securities for federal income tax purposes was $435,075,506. Net unrealized depreciation aggregated to $1,043,084, of which $6,231,589 related to appreciated investment securities and $7,274,673 related to depreciated investment securities.

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q3	02/16
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		4/16

John Hancock

Government Income Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsGovernment Income Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 78.0%					$234,038,665
(Cost $230,121,162)
U.S. Government 22.3%					66,970,133
U.S. Treasury
Bond	2.500		02-15-45	9,349,000	9,112,729
Bond	3.375		05-15-44	8,725,000	10,150,648
Note	0.875		10-15-18	3,150,000	3,151,600
Note	1.250		12-15-18	13,100,000	13,229,467
Note	1.375		09-30-18	11,010,000	11,158,811
Note	1.375		09-30-20	4,000,000	4,028,752
Note	1.375		01-31-21	3,000,000	3,019,923
Note	1.500		05-31-20	5,000,000	5,067,190
Note	1.625		02-15-26	744,000	736,386
Treasury Inflation Protected Security	0.375		07-15-25	4,488,795	4,516,091
Treasury Inflation Protected Security	0.750		02-15-45	3,013,650	2,798,536
U.S. Government Agency 55.7%					167,068,532
Federal Farm Credit Bank Note	1.700		02-17-21	3,000,000	3,000,054
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.152		05-01-43	4,294,147	4,370,553
30 Yr Pass Thru (P)	2.582		07-01-44	7,144,795	7,320,907
30 Yr Pass Thru (P)	2.606		06-01-44	3,326,890	3,419,225
30 Yr Pass Thru (P)	2.983		03-01-44	609,537	631,647
30 Yr Pass Thru	3.000		04-01-43	1,568,870	1,617,959
30 Yr Pass Thru	3.500		12-01-44	5,274,578	5,563,443
30 Yr Pass Thru	4.000		12-01-40	1,324,672	1,417,630
30 Yr Pass Thru	4.000		01-01-41	1,431,042	1,531,465
30 Yr Pass Thru	4.000		01-01-41	1,788,538	1,914,048
30 Yr Pass Thru	4.000		11-01-43	1,962,314	2,117,189
30 Yr Pass Thru	5.500		04-01-38	1,052,542	1,183,534
30 Yr Pass Thru	5.500		12-01-38	914,115	1,026,737
Note	1.100		02-26-18	5,800,000	5,796,184
Note	1.250		05-25-18	3,000,000	3,001,878
Note	1.400		01-29-19	3,000,000	3,001,818
Federal National Mortgage Association
15 Yr Pass Thru	3.500		03-01-26	3,676,459	3,891,158
15 Yr Pass Thru	3.500		07-01-26	1,833,093	1,949,021
15 Yr Pass Thru	4.000		02-01-26	5,610,884	5,983,701
30 Yr Pass Thru (P)	2.899		01-01-44	1,075,791	1,113,851
30 Yr Pass Thru (P)	2.925		03-01-44	631,591	655,239
30 Yr Pass Thru	3.000		12-01-42	6,797,824	7,031,499
30 Yr Pass Thru	3.500		01-01-43	3,309,848	3,495,545
30 Yr Pass Thru	3.500		07-01-43	3,228,610	3,411,263
30 Yr Pass Thru	3.500		03-01-44	1,551,774	1,639,320
30 Yr Pass Thru	3.500		10-01-44	3,942,364	4,162,316
30 Yr Pass Thru	3.500		01-01-45	6,866,529	7,256,064
30 Yr Pass Thru	3.500		04-01-45	4,302,053	4,528,629
30 Yr Pass Thru	3.500		04-01-45	6,968,977	7,336,012
30 Yr Pass Thru	4.000		12-01-40	3,446,202	3,736,301
30 Yr Pass Thru	4.000		12-01-40	2,780,999	2,976,429
30 Yr Pass Thru	4.000		09-01-41	4,330,909	4,699,543
30 Yr Pass Thru	4.000		09-01-41	2,934,797	3,153,416

2SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		10-01-41	2,750,196	$2,967,096
30 Yr Pass Thru	4.000		01-01-42	1,318,133	1,422,502
30 Yr Pass Thru	4.000		07-01-42	3,439,603	3,713,024
30 Yr Pass Thru	4.000		11-01-43	5,562,101	6,025,971
30 Yr Pass Thru	4.000		12-01-43	3,465,483	3,725,259
30 Yr Pass Thru	4.500		08-01-40	3,153,905	3,437,140
30 Yr Pass Thru	4.500		06-01-41	5,310,912	5,799,475
30 Yr Pass Thru	4.500		07-01-41	4,547,050	4,965,343
30 Yr Pass Thru	4.500		11-01-41	966,852	1,053,679
30 Yr Pass Thru	4.500		02-01-42	4,397,688	4,791,246
30 Yr Pass Thru	5.000		04-01-35	394,089	438,394
30 Yr Pass Thru	5.000		09-01-40	1,593,058	1,771,157
30 Yr Pass Thru	5.000		04-01-41	1,795,284	2,022,359
30 Yr Pass Thru	5.500		09-01-34	1,230,887	1,392,846
30 Yr Pass Thru	5.500		03-01-36	1,781,176	2,019,270
30 Yr Pass Thru	5.500		04-01-36	1,171,520	1,328,119
30 Yr Pass Thru	5.500		08-01-37	1,492,415	1,686,781
30 Yr Pass Thru	5.500		06-01-38	974,287	1,103,304
30 Yr Pass Thru	6.000		06-01-40	1,190,105	1,359,937
30 Yr Pass Thru	6.500		06-01-39	439,952	512,036
Note	2.500		03-27-23	1,600,000	1,600,016
Foreign government obligations 0.7%					$2,097,676
(Cost $2,000,000)
Jordan 0.7%					2,097,676
Hashemite Kingdom of Jordan	2.578		06-30-22	2,000,000	2,097,676
Corporate bonds 0.4%					$1,316,622
(Cost $1,242,604)
Financials 0.3%					837,497
Crown Castle Towers LLC (S)	6.113		01-15-40	760,000	837,497
Telecommunication services 0.1%					479,125
SBA Tower Trust (S)	3.598		04-15-43	475,000	479,125
Collateralized mortgage obligations 16.5%					$49,548,186
(Cost $46,622,196)
Commercial and residential 4.3%					12,996,709
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.016		08-25-35	275,964	262,317
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	3.027		09-15-26	380,000	362,672
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.996		07-25-35	406,695	382,162
Series 2005-7, Class 11A1 (P)	0.976		08-25-35	664,012	624,811
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34	349,645	349,920
Commercial Mortgage Trust (Deutsche Bank)
Series 2013-CR11, Class B (P)	5.162		10-10-46	940,000	1,025,836
Series 2013-LC13, Class B (P) (S)	4.877		08-10-46	595,000	641,599
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.800		08-15-45	4,307,863	366,818
Series 2014-CR16, Class C (P)	4.905		04-10-47	590,000	546,237
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.406		08-19-45	3,213,188	198,530

SEE NOTES TO FUND'S INVESTMENTS3

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-2, Class X IO	2.027		05-19-35	10,680,386	$827,563
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	505,000	503,488
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.058		10-25-36	10,676,444	1,026,434
Series 2005-AR18, Class 2X IO	1.704		10-25-36	10,004,683	613,504
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	5,077,500	405,808
Series 2014-FBLU, Class C (P) (S)	2.427		12-15-28	1,120,000	1,107,543
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.536		11-25-34	555,000	537,919
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.875		08-25-34	570,805	559,808
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.766		05-25-35	423,247	389,832
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	555,000	580,715
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	690,000	679,839
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,040,000	1,003,354
U.S. Government Agency 10.1%					30,388,689
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	3,080,651	318,099
Series 290, Class IO	3.500		11-15-32	3,778,948	596,767
Series 3833, Class LI IO	1.680		10-15-40	3,499,497	225,926
Series 4136, Class IH IO	3.500		09-15-27	2,319,432	255,766
Series 4482, Class MA	2.000		04-15-31	1,984,344	2,011,913
Series K017, Class X1 IO	1.415		12-25-21	3,723,022	240,908
Series K018, Class X1 IO	1.408		01-25-22	3,746,562	249,620
Series K022, Class X1 IO	1.279		07-25-22	9,721,829	640,973
Series K026, Class X1 IO	1.039		11-25-22	4,595,180	253,512
Series K038, Class X1 IO	1.194		03-25-24	7,274,053	547,567
Series K048, Class X1 IO	0.256		06-25-25	5,227,721	110,149
Series K049, Class A2	3.010		08-25-25	3,000,000	3,128,393
Series K050, Class X1 IO	0.334		08-25-25	73,965,563	2,004,001
Series K706, Class X1 IO	1.566		10-25-18	9,389,358	336,136
Series K707, Class X1 IO	1.538		12-25-18	3,232,353	118,710
Series K709, Class X1 IO	1.526		03-25-19	4,549,949	181,772
Series K710, Class X1 IO	1.766		05-25-19	3,694,772	175,897
Series K711, Class X1 IO	1.699		07-25-19	10,944,668	506,229
Series K715, Class X1 IO	1.156		01-25-21	38,821,146	1,809,248
Series K718, Class X1 IO	0.650		01-25-22	22,614,295	733,072
Series K720, Class X1 IO	0.545		08-25-22	49,964,854	1,469,796
Federal National Mortgage Association
Series 1993-225, Class TK	6.500		12-25-23	703,407	757,965
Series 2012-137, Class QI IO	3.000		12-25-27	2,831,950	307,423
Series 2012-137, Class WI IO	3.500		12-25-32	2,240,074	331,229
Series 2013-130, Class AG	4.000		10-25-43	6,205,019	6,655,143
Series 2014-28, Class BD	3.500		08-25-43	4,113,739	4,414,706
Series 2015-M13, Class A2 (P)	2.710		06-25-25	1,500,000	1,540,030
Government National Mortgage Association
Series 2012-114, Class IO	0.904		01-16-53	2,284,492	160,244

4SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2013-6, Class AI IO	3.500		08-20-39	2,308,618	$307,495
U.S. Government Agency 2.1%					6,162,788
Federal Home Loan Mortgage Corp. Series 4459, Class CA	5.000		12-15-34	995,527	1,048,962
Federal National Mortgage Association
Series 2010-9, Class MC	5.000		04-25-36	3,728,000	3,990,040
Series 2011-32, Class CK	3.500		09-25-28	1,094,675	1,123,786
Asset backed securities 1.8%					$5,536,073
(Cost $5,371,832)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.906		05-25-35	645,000	608,188
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.676		07-25-36	678,686	633,933
Citicorp Residential Mortgage Trust Series 2007-2, Class A6 (P)	6.265		06-25-37	157,161	162,177
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.856		07-25-35	270,000	261,227
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.906		05-25-36	629,424	614,449
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.126		11-25-35	774,852	755,103
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.111		03-25-35	887,000	813,845
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.586		09-25-36	644,869	592,189
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.876		11-25-35	425,000	399,705
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.926		02-25-35	418,614	396,840
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	312,000	298,417
				Par value^	Value
Short-term investments 1.4%					$4,085,000
(Cost $4,085,000)
Repurchase agreement 1.4%					4,085,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $3,742,031 on 3-1-16, collateralized by $3,790,000 U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $3,816,947, including interest)				3,742,000	3,742,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $343,000 on 3-1-16, collateralized by $355,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $353,669, including interest)				343,000	343,000
Total investments (Cost $289,442,794)† 98.8%					$296,622,222
Other assets and liabilities, net 1.2%					$3,641,666
Total net assets 100.0%					$300,263,888

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $290,185,631. Net unrealized appreciation aggregated to $6,436,591, of which $7,139,382 related to appreciated investment securities and $702,791 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 except for futures contracts which are categorized as Level 1 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 29, 2016, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at February 29, 2016.

       6

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	60	Short	Jun 2016	($7,833,624)	($7,830,938)	$2,686
5-Year U.S. Treasury Note Futures	80	Short	Jun 2016	(9,683,589)	(9,678,750)	4,839
						$7,525

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q3	02/16
This report is for the information of the shareholders of John Hancock Government Income Fund.		4/16

John Hancock

Focused High Yield Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsFocused High Yield Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 82.9%					$501,444,726
(Cost $565,465,705)
Consumer discretionary 13.2%					79,980,095
Auto components 1.4%
Lear Corp.	5.250		01-15-25	1,890,000	1,965,600
The Goodyear Tire & Rubber Company	7.000		05-15-22	1,955,000	2,091,850
ZF North America Capital, Inc. (S)	4.750		04-29-25	4,520,000	4,316,600
Automobiles 1.0%
Fiat Chrysler Automobiles NV	5.250		04-15-23	2,150,000	2,031,750
General Motors Company	4.000		04-01-25	3,100,000	2,855,258
General Motors Financial Company, Inc.	3.450		04-10-22	1,340,000	1,264,214
Hotels, restaurants and leisure 2.1%
Eldorado Resorts, Inc.	7.000		08-01-23	3,230,000	3,221,925
International Game Technology PLC (S)	6.500		02-15-25	4,745,000	4,234,913
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	2,015,000	2,006,134
Mohegan Tribal Gaming Authority	9.750		09-01-21	3,380,000	3,365,128
Waterford Gaming LLC (H)(S)	8.625		09-15-49	1,649,061	0
Media 7.0%
Cablevision Systems Corp.	5.875		09-15-22	1,550,000	1,240,000
Cablevision Systems Corp.	8.000		04-15-20	1,500,000	1,421,250
CCO Holdings LLC	5.125		02-15-23	4,100,000	4,069,250
CCO Holdings LLC	7.375		06-01-20	3,100,000	3,225,550
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	3,505,000	3,373,563
iHeartCommunications, Inc.	10.625		03-15-23	1,500,000	990,000
Lamar Media Corp. (S)	5.750		02-01-26	1,000,000	1,035,620
Numericable-SFR SAS (S)	6.250		05-15-24	2,000,000	1,950,000
Outfront Media Capital LLC	5.875		03-15-25	1,820,000	1,883,700
Radio One, Inc. (S)	7.375		04-15-22	4,530,000	3,997,725
Radio One, Inc. (S)	9.250		02-15-20	3,585,000	2,608,088
Sinclair Television Group, Inc.	6.375		11-01-21	3,825,000	3,968,438
Sirius XM Radio, Inc. (S)	5.375		04-15-25	3,000,000	2,992,500
Sirius XM Radio, Inc. (S)	6.000		07-15-24	2,490,000	2,614,500
Time Warner, Inc.	4.850		07-15-45	1,875,000	1,748,544
Time, Inc. (S)	5.750		04-15-22	1,500,000	1,295,625
Virgin Media Finance PLC (S)	6.375		04-15-23	2,000,000	2,080,000
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	1,620,000	1,678,725
Specialty retail 1.2%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	4,730,000	3,074,500
L Brands, Inc.	6.950		03-01-33	4,058,000	4,017,420
Textiles, apparel and luxury goods 0.5%
PVH Corp.	4.500		12-15-22	3,345,000	3,361,725
Consumer staples 6.9%					41,568,351
Food and staples retailing 1.6%
Simmons Foods, Inc. (S)	7.875		10-01-21	3,500,000	2,966,250
SUPERVALU, Inc.	7.750		11-15-22	1,725,000	1,345,500
Tops Holding LLC (S)	8.000		06-15-22	5,570,000	5,305,425
Food products 1.8%
Kraft Heinz Foods Company (S)	4.875		02-15-25	2,189,000	2,395,300
Post Holdings, Inc.	7.375		02-15-22	3,760,000	3,985,600
Southern States Cooperative, Inc. (S)	10.000		08-15-21	4,225,000	3,316,625
TreeHouse Foods, Inc. (S)	6.000		02-15-24	1,320,000	1,389,300

2SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 1.8%
Central Garden & Pet Company	6.125		11-15-23	2,210,000	$2,254,200
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23	2,320,000	2,018,400
Reynolds Group Issuer, Inc.	5.750		10-15-20	3,985,000	4,094,588
Spectrum Brands, Inc.	6.625		11-15-22	2,000,000	2,152,500
Personal products 0.6%
Revlon Consumer Products Corp.	5.750		02-15-21	3,500,000	3,508,750
Tobacco 1.1%
Alliance One International, Inc.	9.875		07-15-21	4,350,000	3,278,813
Vector Group, Ltd.	7.750		02-15-21	3,340,000	3,557,100
Energy 5.8%					34,805,796
Energy equipment and services 0.6%
Chaparral Energy, Inc.	7.625		11-15-22	2,620,000	183,400
CSI Compressco LP	7.250		08-15-22	3,140,000	1,789,800
Permian Holdings, Inc. (S)	10.500		01-15-18	3,700,000	1,258,000
Oil, gas and consumable fuels 5.2%
American Energy-Permian Basin LLC (S)	7.125		11-01-20	2,240,000	520,800
Antero Resources Corp.	5.125		12-01-22	1,695,000	1,444,988
Approach Resources, Inc.	7.000		06-15-21	1,870,000	374,000
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20	2,885,000	310,138
Global Partners LP	6.250		07-15-22	3,815,000	2,441,600
Halcon Resources Corp.	9.750		07-15-20	2,950,000	324,500
Kinder Morgan Energy Partners LP	4.250		09-01-24	2,465,000	2,134,697
Oasis Petroleum, Inc.	6.875		03-15-22	2,405,000	1,406,925
PBF Holding Company LLC (S)	7.000		11-15-23	1,915,000	1,651,688
Sanchez Energy Corp.	6.125		01-15-23	4,190,000	1,487,450
SandRidge Energy, Inc. (S)	8.750		06-01-20	4,045,000	783,719
Sidewinder Drilling, Inc. (S)	9.750		11-15-19	3,480,000	887,400
SM Energy Company	5.625		06-01-25	3,335,000	1,342,338
Summit Midstream Holdings LLC	7.500		07-01-21	1,880,000	1,410,000
Teekay Offshore Partners LP	6.000		07-30-19	4,945,000	2,472,500
Tesoro Logistics LP (S)	6.250		10-15-22	1,650,000	1,518,000
Tullow Oil PLC (S)	6.000		11-01-20	4,085,000	2,634,825
Whiting Petroleum Corp.	5.750		03-15-21	2,800,000	1,309,000
Whiting Petroleum Corp.	6.250		04-01-23	2,130,000	973,144
Williams Partners LP	4.875		03-15-24	6,415,000	5,123,584
WPX Energy, Inc.	5.250		09-15-24	1,895,000	1,023,300
Financials 11.3%					68,347,895
Banks 5.0%
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23	975,000	923,813
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20	3,000,000	2,955,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	5,765,000	5,078,953
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25	1,150,000	1,069,691
HSBC Holdings PLC (5.625% to 1-17-20, then 5 year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	2,040,000	1,887,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	1,950,000	1,765,969
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	5,550,000	5,883,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	2,805,000	2,622,675
Wayne Merger Sub LLC (S)	8.250		08-01-23	1,995,000	1,795,500
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,880,000	5,894,700

SEE NOTES TO FUND'S INVESTMENTS3

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 1.5%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	6,765,000	$6,638,136
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	2,500,000	2,381,250
Consumer finance 0.3%
Enova International, Inc.	9.750		06-01-21	2,550,000	1,759,500
Diversified financial services 1.9%
McGraw-Hill Financial, Inc.	6.550		11-15-37	1,575,000	1,794,483
Nationstar Mortgage LLC	7.875		10-01-20	8,060,000	7,596,550
NewStar Financial, Inc.	7.250		05-01-20	2,550,000	2,269,500
Real estate management and development 0.5%
Rialto Holdings LLC (S)	7.000		12-01-18	3,205,000	3,156,925
Thrifts and mortgage finance 2.1%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	2,635,000	2,187,050
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	1,425,000	1,382,250
Nationstar Mortgage LLC	6.500		06-01-22	3,800,000	3,230,000
Quicken Loans, Inc. (S)	5.750		05-01-25	3,335,000	3,118,225
Stearns Holdings LLC (S)	9.375		08-15-20	3,065,000	2,957,725
Health care 8.7%					52,618,738
Health care equipment and supplies 0.3%
Kinetic Concepts, Inc. (S)	7.875		02-15-21	1,800,000	1,854,000
Health care providers and services 7.4%
Centene Escrow Corp. (S)	5.625		02-15-21	1,175,000	1,230,813
Centene Escrow Corp. (S)	6.125		02-15-24	1,790,000	1,899,638
Community Health Systems, Inc.	6.875		02-01-22	4,770,000	4,090,275
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	3,538,000	3,431,860
DaVita HealthCare Partners, Inc.	5.125		07-15-24	2,575,000	2,620,063
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	2,045,000	2,060,338
HCA, Inc.	5.375		02-01-25	8,460,000	8,618,625
HealthSouth Corp. (S)	5.750		11-01-24	3,435,000	3,469,350
LifePoint Health, Inc.	5.500		12-01-21	1,175,000	1,224,938
LifePoint Health, Inc.	5.875		12-01-23	4,000,000	4,160,000
MEDNAX, Inc. (S)	5.250		12-01-23	1,580,000	1,637,275
Molina Healthcare, Inc. (S)	5.375		11-15-22	3,400,000	3,442,500
Select Medical Corp.	6.375		06-01-21	7,535,000	6,781,500
Pharmaceuticals 1.0%
Mallinckrodt International Finance SA (S)	5.500		04-15-25	2,200,000	2,073,500
Mallinckrodt International Finance SA (S)	5.750		08-01-22	4,075,000	4,024,063
Industrials 11.1%					67,434,711
Aerospace and defense 6.1%
AerCap Ireland Capital, Ltd.	4.500		05-15-21	9,865,000	9,938,988
AerCap Ireland Capital, Ltd.	4.625		10-30-20	1,720,000	1,754,400
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	3,990,000	4,199,475
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	4,375,000	4,585,525
LMI Aerospace, Inc.	7.375		07-15-19	3,200,000	2,984,000
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23	2,300,000	2,139,000
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	11,405,000	8,211,600
TransDigm, Inc.	6.500		07-15-24	2,920,000	2,847,000
Air freight and logistics 1.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	6,980,000	6,604,825

4SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.5%
Aramark Services, Inc. (S)	5.125		01-15-24	2,900,000	$3,037,750
Construction and engineering 0.3%
AECOM	5.875		10-15-24	1,650,000	1,641,750
Machinery 0.6%
Trinity Industries, Inc.	4.550		10-01-24	4,490,000	3,831,501
Marine 0.1%
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22	2,480,000	793,600
Road and rail 0.7%
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23	3,700,000	3,589,000
The Hertz Corp.	6.250		10-15-22	755,000	718,194
Trading companies and distributors 1.5%
Ahern Rentals, Inc. (S)	7.375		05-15-23	1,900,000	1,140,000
Aircastle, Ltd.	5.125		03-15-21	4,885,000	4,909,425
United Rentals North America, Inc.	5.500		07-15-25	3,550,000	3,368,063
Transportation infrastructure 0.2%
CHC Helicopter SA	9.250		10-15-20	3,213,000	1,140,615
Information technology 3.0%					17,959,045
Internet software and services 1.3%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	3,110,000	2,970,050
InterActiveCorp	4.875		11-30-18	2,940,000	2,976,750
Rackspace Hosting, Inc. (S)	6.500		01-15-24	2,065,000	1,946,263
IT services 0.3%
Alliance Data Systems Corp. (S)	5.375		08-01-22	1,950,000	1,813,500
Semiconductors and semiconductor equipment 0.6%
Qorvo, Inc. (S)	7.000		12-01-25	1,900,000	1,952,250
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26	1,640,000	1,734,300
Software 0.8%
Activision Blizzard, Inc. (S)	5.625		09-15-21	2,750,000	2,890,938
Activision Blizzard, Inc. (S)	6.125		09-15-23	1,250,000	1,337,500
Electronic Arts, Inc.	4.800		03-01-26	335,000	337,494
Materials 8.3%					50,050,478
Building materials 1.0%
Standard Industries, Inc. (S)	5.375		11-15-24	2,920,000	2,965,640
Standard Industries, Inc. (S)	5.500		02-15-23	950,000	961,875
Standard Industries, Inc. (S)	6.000		10-15-25	1,960,000	1,991,850
Chemicals 4.7%
Ashland, Inc.	6.875		05-15-43	3,000,000	2,745,000
Chemtura Corp.	5.750		07-15-21	2,160,000	2,127,600
GCP Applied Technologies, Inc. (S)	9.500		02-01-23	2,130,000	2,279,100
Platform Specialty Products Corp. (S)	6.500		02-01-22	8,210,000	6,650,100
Platform Specialty Products Corp. (S)	10.375		05-01-21	1,720,000	1,569,500
Rain CII Carbon LLC (S)	8.250		01-15-21	2,470,000	1,803,100
The Chemours Company (S)	6.625		05-15-23	8,080,000	5,837,800
Tronox Finance LLC	6.375		08-15-20	3,500,000	2,196,250
Tronox Finance LLC (S)	7.500		03-15-22	4,920,000	3,038,100
Construction materials 0.1%
NWH Escrow Corp. (S)	7.500		08-01-21	1,750,000	778,750

SEE NOTES TO FUND'S INVESTMENTS5

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 1.3%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	3,530,561	$3,292,248
Ball Corp.	5.000		03-15-22	1,835,000	1,910,694
Graphic Packaging International, Inc.	4.750		04-15-21	2,500,000	2,556,250
Metals and mining 0.8%
Freeport-McMoRan, Inc.	2.375		03-15-18	2,954,000	2,544,133
Novelis, Inc.	8.750		12-15-20	2,635,000	2,443,963
Paper and forest products 0.4%
Norbord, Inc. (S)	6.250		04-15-23	2,460,000	2,358,525
Telecommunication services 10.8%					65,378,279
Diversified telecommunication services 7.4%
Communications Sales & Leasing, Inc.	8.250		10-15-23	2,710,000	2,418,675
Frontier Communications Corp.	6.250		09-15-21	3,020,000	2,676,475
Frontier Communications Corp. (S)	11.000		09-15-25	6,785,000	6,793,481
GCI, Inc.	6.875		04-15-25	5,325,000	5,205,188
Inmarsat Finance PLC (S)	4.875		05-15-22	3,420,000	3,351,600
Intelsat Jackson Holdings SA	6.625		12-15-22	3,350,000	1,683,375
Intelsat Luxembourg SA	6.750		06-01-18	1,730,000	1,042,325
Level 3 Financing, Inc.	5.625		02-01-23	2,830,000	2,914,900
SBA Communications Corp.	4.875		07-15-22	4,135,000	4,207,363
T-Mobile USA, Inc.	6.125		01-15-22	1,563,000	1,609,890
T-Mobile USA, Inc.	6.250		04-01-21	1,880,000	1,969,300
T-Mobile USA, Inc.	6.375		03-01-25	1,800,000	1,822,500
T-Mobile USA, Inc.	6.500		01-15-26	2,735,000	2,771,567
T-Mobile USA, Inc.	6.731		04-28-22	2,855,000	2,986,616
Wind Acquisition Finance SA (S)	7.375		04-23-21	3,670,000	3,376,400
Wireless telecommunication services 3.4%
Digicel, Ltd. (S)	6.000		04-15-21	6,595,000	5,671,700
Digicel, Ltd. (S)	6.750		03-01-23	3,605,000	3,055,238
Sprint Communications, Inc.	6.000		11-15-22	4,480,000	3,158,400
Sprint Communications, Inc.	7.000		08-15-20	765,000	597,817
Sprint Corp.	7.250		09-15-21	3,300,000	2,483,250
Sprint Corp.	7.875		09-15-23	3,600,000	2,656,836
VimpelCom Holdings BV (S)	7.504		03-01-22	2,850,000	2,925,383
Utilities 3.8%					23,301,338
Electric utilities 1.0%
Talen Energy Supply LLC	6.500		06-01-25	8,610,000	5,940,900
Independent power and renewable electricity producers 2.8%
Dynegy, Inc.	7.375		11-01-22	4,720,000	3,941,200
Dynegy, Inc.	7.625		11-01-24	5,765,000	4,770,538
NRG Yield Operating LLC	5.375		08-15-24	6,510,000	5,728,800
TerraForm Power Operating LLC (S)	5.875		02-01-23	2,580,000	1,935,000
TerraForm Power Operating LLC (S)	6.125		06-15-25	1,340,000	984,900
Term loans (M) 3.9%					$23,858,197
(Cost $26,845,974)
Consumer discretionary 0.4%					2,688,491
Hotels, restaurants and leisure 0.3%
Fontainebleau Las Vegas Holdings LLC (H)	0.000		06-06-16	2,376,576	653,558
Twin River Management Group, Inc.	5.250		07-10-20	1,200,790	1,179,776

6SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 0.1%
iHeartCommunications, Inc.	7.189		01-30-19	1,322,237	$855,157
Energy 0.4%					2,669,444
Oil, gas and consumable fuels 0.4%
Citgo Holding, Inc.	9.500		05-12-18	2,714,690	2,669,444
Industrials 2.5%					15,181,145
Aerospace and defense 1.4%
B/E Aerospace, Inc.	4.000		12-16-21	3,189,818	3,188,223
Jazz Acquisition, Inc.	4.500		06-19-21	1,592,166	1,415,038
WP CPP Holdings LLC	4.500		12-28-19	2,910,000	2,643,249
WP CPP Holdings LLC	8.750		04-30-21	1,400,000	1,213,334
Building products 0.5%
Builders FirstSource, Inc.	6.000		07-31-22	3,407,174	3,290,761
Machinery 0.4%
Gardner Denver, Inc.	4.250		07-30-20	2,888,034	2,379,740
Road and rail 0.2%
Aegis Toxicology Corp.	9.500		08-24-21	1,480,000	1,050,800
Materials 0.4%					2,125,164
Construction materials 0.4%
Doncasters Group, Ltd.	9.500		10-09-20	2,361,293	2,125,164
Utilities 0.2%					1,193,953
Electric utilities 0.2%
ExGen Texas Power LLC	5.750		09-16-21	1,989,922	1,193,953
Capital preferred securities 0.2%					$1,081,500
(Cost $1,330,092)
Financials 0.2%					1,081,500
ILFC E-Capital Trust II (S)	4.740		12-21-65	1,400,000	1,081,500
Collateralized mortgage obligations 1.8%					$10,679,589
(Cost $6,340,465)
Commercial and residential 1.8%					10,679,589
Banc of America Re-Remic Trust Series 2013-DSNY, Class F (P) (S)	3.927		09-15-26	1,000,000	944,394
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	1,500,000	1,354,718
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350		05-19-47	117,435,577	1,848,553
Series 2007-4, Class ES IO	0.350		07-19-47	123,007,737	1,802,063
Series 2007-6, Class ES IO (S)	0.342		08-19-37	94,854,927	1,215,186
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.179		11-05-30	3,549,787	3,514,675
Asset backed securities 0.4%					$2,357,457
(Cost $2,329,163)
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	2,329,163	2,357,457

SEE NOTES TO FUND'S INVESTMENTS7

Focused High Yield Fund

	Shares	Value
Common stocks 0.1%		$685,116
(Cost $32,791,184)
Consumer discretionary 0.0%		3
Hotels, restaurants and leisure 0.0%
Trump Entertainment Resorts, Inc. (I)	557,205	1
Media 0.0%
Granite Broadcasting Corp. (I)	11,688	1
Vertis Holdings, Inc. (I)	560,094	1
Financials 0.1%		541,500
Consumer finance 0.1%
Navient Corp.	50,000	541,500
Industrials 0.0%		143,613
Machinery 0.0%
Glasstech, Inc., Series A (I)	144	143,613
Preferred securities 2.6%		$15,450,643
(Cost $18,708,966)
Financials 1.5%		9,286,377
Banks 0.6%
Wells Fargo & Company, Series L, 7.500%	3,236	3,791,912
Consumer finance 0.2%
SLM Corp., Series A, 6.970%	30,645	1,353,283
Diversified financial services 0.7%
GMAC Capital Trust I, 6.402%	170,700	4,141,182
Health care 0.2%		1,297,726
Pharmaceuticals 0.2%
Teva Pharmaceutical Industries, Ltd., 7.000%	1,430	1,297,726
Industrials 0.3%		1,549,603
Machinery 0.3%
Glasstech, Inc., Series B (I)	4,475	1,549,603
Utilities 0.6%		3,316,937
Electric utilities 0.6%
Exelon Corp., 6.500%	74,790	3,316,937
Purchased options 0.1%		$539,681
(Cost $289,433)
	Shares/Par	Value
Put options 0.1%		$539,681
Over the Counter Option on the EUR vs. JPY (Expiration Date: 11-1-16; Strike Price: EUR 119.40; Counterparty: Standard Chartered Bank) (I)	7,500,000	263,181
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)	3,750,000	52,184
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)	3,750,000	90,853
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	3,750,000	133,463

8SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Par value^	Value
Short-term investments 4.1%		$24,570,000
(Cost $24,570,000)
Repurchase agreement 4.1%		24,570,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $22,509,188 on 3-1-16, collateralized by $2,976,700 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at $2,980,380, including interest), and $14,292,500 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at $19,979,098, including interest)	22,509,000	22,509,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $2,061,002 on 3-1-16, collateralized by $2,100,000 U.S. Treasury Notes, 0.875% due 07-15-2017 (valued at $2,105,250, including interest)	2,061,000	2,061,000
Total investments (Cost $678,670,982)† 96.1%		$580,666,909
Other assets and liabilities, net 3.9%		$23,805,193
Total net assets 100.0%		$604,472,102

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $228,210,555 or 37.8% of the fund's net assets as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $679,472,222. Net unrealized depreciation aggregated to $98,805,313, of which $8,754,364 related to appreciated investment securities and $107,559,677 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are typically valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$501,444,726	—	$501,444,726	—
Term loans	23,858,197	—	23,858,197	—
Capital preferred securities	1,081,500	—	1,081,500	—
Collateralized mortgage obligations	10,679,589	—	10,679,589	—
Asset backed securities	2,357,457	—	2,357,457	—
Common stocks	685,116	$541,500	—	$143,616
Preferred securities	15,450,643	13,901,040	—	1,549,603
Purchased options	539,681	—	539,681	—
Short-term investments	24,570,000	—	24,570,000	—
Total investments in securities	$580,666,909	$14,442,540	$564,531,150	$1,693,219
Other financial instruments:
Futures	$11,191	$11,191	—	—
Forward foreign currency contracts	45,513	—	$45,513	—
Credit default swaps	(1,185,411)		($1,185,411)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the

       10

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 29, 2016, the fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at February 29, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	250	Short	Jun 2016	($32,640,097)	($32,628,906)	$11,191
						$11,191

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 29, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	4,641,607	EUR	3,000,000	State Street Bank and Trust Company	3/2/2016	$167,048	—	$167,048
EUR	3,000,000	CAD	4,579,035	State Street Bank and Trust Company	3/2/2016	—	($120,801)	(120,801)
USD	45,513	CAD	62,572	Bank of Montreal	3/2/2016	—	(734)	(734)

       11

Contract to buy	Contract to sell	Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
				$167,048	($121,535)	$45,513

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended February 29, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of February 29, 2016 as a Buyer of protection.

Counterparty	Reference obligation	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	Carnival Corp.	1,000,000	-1.000%	Dec 2020	($23,126)	$10,926	($12,200)
Morgan Stanley Capital Services	The Walt Disney Company	1,000,000	-1.000%	Dec 2020	($38,445)	$2,824	($35,621)
Morgan Stanley Capital Services	The Kroger Company	1,000,000	-1.000%	Dec 2020	($27,869)	$6,772	($21,097)
Morgan Stanley Capital Services	The Procter & Gamble Company	1,000,000	-1.000%	Dec 2020	($32,652)	$4,662	($27,990)
Morgan Stanley Capital Services	Wal-Mart Stores, Inc.	1,000,000	-1.000%	Dec 2020	($31,692)	($10,214)	($41,906)
Morgan Stanley Capital Services	Wal-Mart Stores, Inc.	5,000,000	-1.000%	Dec 2020	($151,020)	$11,069	($139,951)
Morgan Stanley Capital Services	The Procter & Gamble Company	5,000,000	-1.000%	Dec 2020	($162,980)	($46,552)	($209,532)
Morgan Stanley Capital Services	The Kroger Company	5,000,000	-1.000%	Dec 2020	($122,520)	$17,036	($105,484)
Morgan Stanley Capital Services	The Walt Disney Company	5,000,000	-1.000%	Dec 2020	($194,310)	$16,205	($178,105)
Morgan Stanley Capital Services	Carnival Corp.	5,000,000	-1.000%	Dec 2020	($108,376)	$47,375	($61,001)
Morgan Stanley Capital Services	Campbell Soup Company	5,000,000	-1.000%	Dec 2020	($144,026)	($19,205)	($163,231)
Morgan Stanley Capital Services	Lowe's Companies, Inc.	5,000,000	-1.000%	Dec 2020	($194,477)	$5,184	($189,293)
		40,000,000			($1,231,493)	$46,082	($1,185,411)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q3	02/16
This report is for the information of the shareholders of John Hancock Focused High Yield Fund.		4/16

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsGlobal Short Duration Credit Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 77.8%						$239,634,974
(Cost $270,043,371)
Argentina 0.4%						1,389,598
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	6,000,000	1,389,598
Australia 0.5%						1,513,000
FMG Resources August 2006 Pty, Ltd.	8.250		11-01-19		1,700,000	1,513,000
Austria 0.4%						1,296,875
Sappi Papier Holding GmbH (S)	7.750		07-15-17		1,250,000	1,296,875
Barbados 0.1%						415,200
Columbus International, Inc. (S)	7.375		03-30-21		400,000	415,200
Brazil 1.6%						4,922,462
Banco BTG Pactual SA (S)	5.750		09-28-22		1,040,000	811,200
Banco Santander Brasil SA (S)	8.000		03-18-16	BRL	1,000,000	243,429
Braskem Finance, Ltd.	6.450		02-03-24		750,000	673,125
Cia Brasileira de Aluminio (S)	4.750		06-17-24		750,000	564,375
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250		12-16-20		1,000,000	925,000
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	274,838
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-23		892,600	178,520
Petrobras Global Finance BV	4.875		03-17-20		1,000,000	765,100
Tam Capital, Inc.	7.375		04-25-17		500,000	486,875
Canada 2.0%						6,054,307
Air Canada (S)	8.750		04-01-20		1,210,000	1,246,300
CHC Helicopter SA	9.250		10-15-20		1,134,000	402,570
Glencore Finance Canada, Ltd. (S)	3.600		01-15-17		770,000	762,493
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23		895,000	778,650
Mercer International, Inc.	7.000		12-01-19		2,250,000	2,092,500
Norbord, Inc. (S)	6.250		04-15-23		805,000	771,794
Cayman Islands 0.4%						1,338,750
Comcel Trust (S)	6.875		02-06-24		1,500,000	1,338,750
China 4.7%						14,529,539
Agile Property Holdings, Ltd.	8.375		02-18-19		2,700,000	2,737,039
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		1,000,000	675,000
Chalieco Hong Kong Corp., Ltd. (6.875% to 2-28-17, then 3 Year CMT + 11.152%) (Q)	6.875		02-28-17		2,500,000	2,518,750
Country Garden Holdings Company, Ltd.	7.875		05-27-19		1,500,000	1,595,744
KWG Property Holding, Ltd.	8.975		01-14-19		1,000,000	1,049,806
KWG Property Holding, Ltd.	13.250		03-22-17		1,100,000	1,188,000
Maoye International Holdings, Ltd.	7.750		05-19-17		800,000	708,000
Parkson Retail Group, Ltd.	4.500		05-03-18		3,000,000	2,504,994
West China Cement, Ltd.	6.500		09-11-19		1,500,000	1,552,206
Colombia 0.8%						2,319,400
Pacific Exploration and Production Corp. (H)(S)	5.125		03-28-23		3,290,000	361,900
Transportadora de Gas Internacional SA ESP (S)	5.700		03-20-22		2,000,000	1,957,500
France 0.3%						828,750
Numericable-SFR SAS (S)	6.250		05-15-24		850,000	828,750
Germany 0.4%						1,095,165
Schaeffler Finance BV (S)	3.250		05-15-19	EUR	1,000,000	1,095,165
Hong Kong 3.7%						11,340,959
China Oil & Gas Group, Ltd.	5.000		05-07-20		1,300,000	1,137,500

2SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Hong Kong (continued)
FPT Finance, Ltd.	6.375		09-28-20		1,500,000	$1,657,133
Road King Infrastructure Finance 2012, Ltd.	9.875		09-18-17		1,000,000	1,042,500
Shimao Property Holdings, Ltd.	6.625		01-14-20		1,100,000	1,125,967
Studio City Finance, Ltd.	8.500		12-01-20		2,500,000	2,437,500
Yancoal International Trading Company, Ltd. (7.200% to 5-22-16, then 2 Year CMT + 11.820%) (Q)	7.200		05-22-16		2,000,000	1,990,000
Yanlord Land HK Company, Ltd	5.375		05-23-16	CNY	5,000,000	756,359
Zoomlion HK SPV Company, Ltd.	6.875		04-05-17		1,200,000	1,194,000
India 3.2%						9,742,501
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.280%)	6.375		04-30-22		1,850,000	1,864,384
JSW Steel, Ltd.	4.750		11-12-19		3,100,000	2,356,000
State Bank of India (6.439% to 5-15-17, then 6 month LIBOR + 2.200%) (Q)	6.439		05-15-17		3,000,000	2,979,432
Vedanta Resources PLC	6.000		01-31-19		2,700,000	1,570,185
Vedanta Resources PLC	6.750		06-07-16		1,000,000	972,500
Indonesia 3.1%						9,423,629
Indo Energy Finance BV	7.000		05-07-18		1,250,000	602,293
Indo Energy Finance II BV	6.375		01-24-23		4,000,000	1,425,056
Listrindo Capital BV	6.950		02-21-19		2,000,000	2,032,400
MPM Global Pte, Ltd.	6.750		09-19-19		2,500,000	2,412,630
Star Energy Geothermal Wayang Windu, Ltd.	6.125		03-27-20		3,000,000	2,951,250
Ireland 2.0%						6,265,191
AerCap Ireland Capital, Ltd.	4.500		05-15-21		2,235,000	2,251,763
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		1,200,000	1,222,178
Ardagh Packaging Finance PLC (P)(S)	3.512		12-15-19		1,500,000	1,458,750
MMC Norilsk Nickel OJSC (S)	6.625		10-14-22		1,300,000	1,332,500
Italy 0.2%						677,063
Telecom Italia Capital SA	6.000		09-30-34		785,000	677,063
Jamaica 0.4%						1,216,263
Digicel, Ltd. (S)	6.000		04-15-21		1,025,000	881,500
Digicel, Ltd. (S)	6.750		03-01-23		395,000	334,763
Kazakhstan 0.5%						1,560,400
Zhaikmunai LLP (S)	6.375		02-14-19		2,000,000	1,560,400
Luxembourg 2.5%						7,769,523
Actavis Funding SCS	2.350		03-12-18		2,295,000	2,308,864
ArcelorMittal	6.125		06-01-18		1,575,000	1,559,250
Intelsat Jackson Holdings SA	7.500		04-01-21		1,440,000	963,259
Intelsat Luxembourg SA	6.750		06-01-18		640,000	385,600
Mallinckrodt International Finance SA (S)	5.750		08-01-22		1,220,000	1,204,750
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,465,000	1,347,800
Mexico 4.6%						14,206,931
America Movil SAB de CV	6.000		06-09-19	MXN	28,210,000	1,508,994
America Movil SAB de CV	7.125		12-09-24	MXN	13,000,000	676,172
Cemex SAB de CV (S)	6.500		12-10-19		1,500,000	1,485,000
Credito Real SAB de CV (S)	7.500		03-13-19		1,650,000	1,608,750
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		1,000,000	1,030,000
Nemak SAB de CV (S)	5.500		02-28-23		950,000	945,250
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		3,390,000	3,356,100
Petroleos Mexicanos	5.500		01-21-21		820,000	826,560
Petroleos Mexicanos	6.000		03-05-20		530,000	545,105

SEE NOTES TO FUND'S INVESTMENTS3

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
Mexico (continued)
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	2,500,000	$2,225,000
Netherlands 0.5%					1,657,281
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20	1,810,000	1,657,281
Peru 0.3%					970,000
Inkia Energy, Ltd. (S)	8.375		04-04-21	1,000,000	970,000
Russia 2.0%					6,285,835
ALROSA Finance SA (S)	7.750		11-03-20	850,000	906,984
EuroChem Mineral & Chemical Company OJSC (S)	5.125		12-12-17	1,450,000	1,457,262
Lukoil International Finance BV (S)	4.563		04-24-23	1,300,000	1,183,832
Severstal OAO (S)	5.900		10-17-22	1,000,000	987,660
VimpelCom Holdings BV (S)	7.504		03-01-22	1,705,000	1,750,097
Singapore 3.7%					11,322,491
Alam Synergy Pte, Ltd.	9.000		01-29-19	3,400,000	3,297,982
Pratama Agung Pte, Ltd.	6.250		02-24-20	2,100,000	2,039,906
TBG Global Pte, Ltd.	4.625		04-03-18	1,000,000	987,800
TBG Global Pte, Ltd.	5.250		02-10-22	1,400,000	1,291,056
Theta Capital Pte, Ltd.	6.125		11-14-20	2,290,000	2,164,497
Yanlord Land Group, Ltd.	10.625		03-29-18	1,500,000	1,541,250
South Africa 0.7%					2,061,483
AngloGold Ashanti Holdings PLC	5.375		04-15-20	675,000	642,938
AngloGold Ashanti Holdings PLC	8.500		07-30-20	1,325,000	1,418,545
United Arab Emirates 0.1%					424,170
Dubai Electricity & Water Authority (S)	7.375		10-21-20	360,000	424,170
United Kingdom 1.3%					3,913,450
Fiat Chrysler Automobiles NV	5.250		04-15-23	750,000	708,750
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	505,000	467,125
Inmarsat Finance PLC (S)	4.875		05-15-22	555,000	543,900
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26	180,000	190,350
Tullow Oil PLC (S)	6.000		11-01-20	1,660,000	1,070,700
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	900,000	932,625
United States 37.4%					115,094,758
Activision Blizzard, Inc. (S)	6.125		09-15-23	1,000,000	1,070,000
Ahern Rentals, Inc. (S)	7.375		05-15-23	565,000	339,000
Aircastle, Ltd.	5.125		03-15-21	480,000	482,400
Alliance Data Systems Corp. (S)	5.375		08-01-22	750,000	697,500
Alliance One International, Inc.	9.875		07-15-21	1,690,000	1,273,838
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)	4.900		03-15-20	1,295,000	1,129,888
AmeriGas Finance LLC	7.000		05-20-22	1,405,000	1,441,881
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,120,000	1,069,600
Antero Resources Corp.	5.125		12-01-22	580,000	494,450
Approach Resources, Inc.	7.000		06-15-21	640,000	128,000
Aramark Services, Inc. (S)	5.125		01-15-24	1,100,000	1,152,250
BBVA Bancomer SA (S)	6.500		03-10-21	1,000,000	1,063,200
Cablevision Systems Corp.	7.750		04-15-18	1,500,000	1,541,250
Cablevision Systems Corp.	8.000		04-15-20	1,000,000	947,500
Cablevision Systems Corp.	8.625		09-15-17	475,000	504,925
Calpine Corp. (S)	7.875		01-15-23	721,000	762,458
Cash America International, Inc.	5.750		05-15-18	690,000	677,925
CCO Holdings LLC	7.375		06-01-20	500,000	520,250

4SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Cemex Finance LLC (S)	9.375		10-12-22	1,250,000	$1,312,500
Centene Corp. (S)	5.625		02-15-21	475,000	497,563
Centene Escrow Corp. (S)	6.125		02-15-24	700,000	742,875
Chaparral Energy, Inc.	7.625		11-15-22	1,440,000	100,800
CIT Group, Inc. (S)	5.500		02-15-19	760,000	785,171
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20	1,000,000	985,000
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	1,175,000	1,130,938
CNH Industrial Capital LLC	3.875		07-16-18	2,000,000	1,965,000
CNO Financial Group, Inc.	4.500		05-30-20	1,420,000	1,414,675
Community Health Systems, Inc.	6.875		02-01-22	870,000	746,025
Community Health Systems, Inc.	7.125		07-15-20	500,000	450,000
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,200,000	1,164,000
CSI Compressco LP	7.250		08-15-22	935,000	532,950
DaVita HealthCare Partners, Inc.	5.750		08-15-22	1,535,000	1,615,588
Dominion Resources, Inc.	2.500		12-01-19	1,065,000	1,073,091
Dynegy, Inc.	7.375		11-01-22	1,570,000	1,310,950
Dynegy, Inc.	7.625		11-01-24	1,065,000	881,288
Eldorado Resorts, Inc.	7.000		08-01-23	750,000	748,125
Energy Transfer Partners LP	2.500		06-15-18	1,050,000	964,063
Energy XXI Gulf Coast, Inc. (H)(S)	11.000		03-15-20	950,000	102,125
Enova International, Inc.	9.750		06-01-21	625,000	431,250
Ford Motor Credit Company LLC	2.551		10-05-18	1,010,000	1,005,499
Freeport-McMoRan, Inc.	2.375		03-15-18	1,196,000	1,030,055
Frontier Communications Corp. (S)	11.000		09-15-25	1,040,000	1,041,300
GCP Applied Technologies, Inc. (S)	9.500		02-01-23	870,000	930,900
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505		02-12-67	1,500,000	1,106,250
Global Partners LP	6.250		07-15-22	315,000	201,600
Halcon Resources Corp.	9.750		07-15-20	950,000	104,500
HCA, Inc.	5.375		02-01-25	905,000	921,969
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	1,300,000	1,368,250
InterActiveCorp	4.875		11-30-18	180,000	182,250
International Game Technology PLC (S)	5.625		02-15-20	1,250,000	1,246,875
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	760,000	494,000
Kinetic Concepts, Inc. (S)	7.875		02-15-21	700,000	721,000
Kinetic Concepts, Inc.	10.500		11-01-18	730,000	673,425
Kraft Heinz Foods Company (S)	4.875		02-15-25	735,000	804,269
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	785,000	651,550
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	1,425,000	1,382,250
Lamar Media Corp. (S)	5.750		02-01-26	400,000	414,248
Level 3 Financing, Inc.	5.625		02-01-23	975,000	1,004,250
LifePoint Health, Inc.	5.500		12-01-21	945,000	985,163
LMI Aerospace, Inc.	7.375		07-15-19	2,250,000	2,098,125
Mohegan Tribal Gaming Authority	9.750		09-01-21	265,000	263,834
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	745,000	741,722
Molina Healthcare, Inc. (S)	5.375		11-15-22	1,260,000	1,275,750
Nationstar Mortgage LLC	7.875		10-01-20	1,770,000	1,668,225
Nationstar Mortgage LLC	9.625		05-01-19	1,200,000	1,236,000
NewStar Financial, Inc.	7.250		05-01-20	1,305,000	1,161,450
Novelis, Inc.	8.750		12-15-20	1,110,000	1,029,525
NRG Yield Operating LLC	5.375		08-15-24	1,110,000	976,800
NWH Escrow Corp. (S)	7.500		08-01-21	575,000	255,875
Oasis Petroleum, Inc.	6.875		03-15-22	960,000	561,600
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23	1,000,000	970,000

SEE NOTES TO FUND'S INVESTMENTS5

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Outfront Media Capital LLC	5.875		03-15-25	785,000	$812,475
PBF Holding Company LLC (S)	7.000		11-15-23	670,000	577,875
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,695,000	1,372,950
Post Holdings, Inc.	7.375		02-15-22	765,000	810,900
PVH Corp.	4.500		12-15-22	1,010,000	1,015,050
Qorvo, Inc. (S)	7.000		12-01-25	650,000	667,875
Quicken Loans, Inc. (S)	5.750		05-01-25	135,000	126,225
Rackspace Hosting, Inc. (S)	6.500		01-15-24	830,000	782,275
Radio One, Inc. (S)	7.375		04-15-22	1,025,000	904,563
Radio One, Inc. (S)	9.250		02-15-20	795,000	578,363
Rain CII Carbon LLC (S)	8.000		12-01-18	775,000	629,688
Rain CII Carbon LLC (S)	8.250		01-15-21	15,000	10,950
Reynolds Group Issuer, Inc.	5.750		10-15-20	385,000	395,588
Reynolds Group Issuer, Inc.	9.875		08-15-19	463,000	476,890
Rialto Holdings LLC (S)	7.000		12-01-18	1,595,000	1,571,075
Rite Aid Corp.	9.250		03-15-20	680,000	717,400
Sanchez Energy Corp.	6.125		01-15-23	1,580,000	560,900
SandRidge Energy, Inc. (H)(S)	8.750		06-01-20	1,530,000	296,438
SBA Communications Corp.	4.875		07-15-22	1,265,000	1,287,138
Select Medical Corp.	6.375		06-01-21	1,665,000	1,498,500
Simmons Foods, Inc. (S)	7.875		10-01-21	500,000	423,750
Southern States Cooperative, Inc. (S)	10.000		08-15-21	1,900,000	1,491,500
SPL Logistics Escrow LLC (S)	8.875		08-01-20	590,000	501,500
Springleaf Finance Corp.	6.900		12-15-17	2,800,000	2,789,500
Sprint Communications, Inc.	6.000		11-15-22	500,000	352,500
Standard Industries, Inc. (S)	5.375		11-15-24	455,000	462,112
Standard Industries, Inc. (S)	5.500		02-15-23	385,000	389,813
Standard Industries, Inc. (S)	6.000		10-15-25	700,000	711,375
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23	800,000	744,000
Stearns Holdings LLC (S)	9.375		08-15-20	1,010,000	974,650
Summit Midstream Holdings LLC	7.500		07-01-21	1,000,000	750,000
SUPERVALU, Inc.	7.750		11-15-22	650,000	507,000
T-Mobile USA, Inc.	6.125		01-15-22	374,000	385,220
T-Mobile USA, Inc.	6.250		04-01-21	750,000	785,625
T-Mobile USA, Inc.	6.731		04-28-22	1,705,000	1,783,601
Talen Energy Supply LLC (S)	4.625		07-15-19	1,265,000	1,018,325
Targa Resources Partners LP	5.000		01-15-18	1,000,000	958,120
Teekay Offshore Partners LP	6.000		07-30-19	995,000	497,500
Tesoro Logistics LP	6.125		10-15-21	625,000	575,000
Tesoro Logistics LP (S)	6.250		10-15-22	700,000	644,000
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	1,875,000	1,350,000
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	755,000	719,138
The Goodyear Tire & Rubber Company	7.000		05-15-22	1,750,000	1,872,500
The Hertz Corp.	5.875		10-15-20	1,180,000	1,144,600
The Hertz Corp.	6.250		10-15-22	630,000	599,288
The Scotts Miracle-Gro Company (S)	6.000		10-15-23	510,000	530,400
Time, Inc. (S)	5.750		04-15-22	700,000	604,625
Tops Holding LLC (S)	8.000		06-15-22	1,380,000	1,314,450
TransDigm, Inc.	6.500		07-15-24	1,165,000	1,135,875
Trinity Industries, Inc.	4.550		10-01-24	525,000	448,004
Tronox Finance LLC (S)	7.500		03-15-22	1,005,000	620,588
Vector Group, Ltd.	7.750		02-15-21	1,000,000	1,065,000
Wayne Merger Sub LLC (S)	8.250		08-01-23	760,000	684,000

6SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

Rate (%	)	Maturity date	Par value^	Value
United States (continued)
WellCare Health Plans, Inc.	5.750	11-15-20	545,000	$559,988
Whiting Petroleum Corp.	5.750	03-15-21	1,115,000	521,263
Williams Partners LP	4.875	03-15-24	2,155,000	1,721,173
Windstream Services LLC	7.500	06-01-22	2,000,000	1,550,000
XPO Logistics, Inc. (S)	6.500	06-15-22	2,105,000	1,991,856
XPO Logistics, Inc. (S)	7.875	09-01-19	2,000,000	2,065,000
Capital preferred securities 0.2%	$618,000
(Cost $782,028)
United States 0.2%	618,000
ILFC E-Capital Trust II (P)(S)	4.740	12-21-65	800,000	618,000
Foreign government obligations 0.5%	$1,640,493
(Cost $1,710,926)
Bahrain 0.1%	500,100
Kingdom of Bahrain (S)	5.875	01-26-21	500,000	500,100
Brazil 0.2%	525,261
Federative Republic of Brazil	10.000	01-01-21	BRL	2,500,000	525,261
Mexico 0.2%	615,132
Government of Mexico	10.000	12-05-24	MXN	8,740,000	615,132
Term loans (M) 11.2%	$34,462,671
(Cost $37,358,330)
Germany 0.8%	2,573,250
Mauser Holding SARL	4.500	07-31-21	1,380,000	1,328,250
Mauser Holding SARL	8.750	07-31-22	1,500,000	1,245,000
Luxembourg 0.9%	2,713,280
GOL LuxCo SA	6.500	08-31-20	1,200,000	1,194,000
Mallinckrodt International Finance SA	3.250	03-19-21	1,556,241	1,519,280
Netherlands 0.3%	737,053
Sybil Finance BV	4.250	03-20-20	305,314	301,752
Tronox Pigments Holland BV	4.500	03-19-20	494,924	435,301
United States 9.2%	28,439,088
Albertsons LLC	5.500	12-21-22	1,800,000	1,747,607
B/E Aerospace, Inc.	4.000	12-16-21	1,078,909	1,078,370
Builders FirstSource, Inc.	6.000	07-31-22	1,348,052	1,301,993
Calpine Corp.	4.000	10-31-20	742,424	712,727
CareCore National LLC	5.500	03-05-21	543,091	458,233
Catalent Pharma Solutions, Inc.	4.250	05-20-21	246,251	243,480
Checkout Holding Corp.	4.500	04-09-21	384,150	291,954
Dell International LLC	4.000	04-29-20	1,184,750	1,177,510
Doncasters US Finance LLC	4.500	04-09-20	1,591,108	1,446,583
Eastman Kodak Company	7.250	09-03-19	742,386	631,028
ExGen Texas Power LLC	5.750	09-16-21	696,473	417,884
Gardner Denver, Inc.	4.250	07-30-20	2,484,807	2,047,481
Gates Global LLC	4.250	07-05-21	1,604,688	1,575,095
Jazz Acquisition, Inc.	4.500	06-19-21	615,909	547,389
JC Penney Corp., Inc.	6.000	05-22-18	1,011,654	1,000,273
Key Safety Systems, Inc.	4.750	08-29-21	1,283,750	1,260,482
Lands' End, Inc.	4.250	04-04-21	1,376,094	972,440
Marina District Finance Company, Inc.	6.500	08-15-18	856,462	854,856
National Mentor Holdings, Inc.	4.250	01-31-21	395,395	385,510
Neiman Marcus Group, Ltd. LLC	4.250	10-25-20	750,000	627,563

SEE NOTES TO FUND'S INVESTMENTS7

Global Short Duration Credit Fund

	Rate (%	)		Maturity date	Par value^	Value
United States (continued)
NTELOS, Inc.	5.750			11-09-19	977,273	$960,170
Ocwen Loan Servicing LLC	5.500			02-15-18	540,342	538,485
PetSmart, Inc.	4.250			03-11-22	1,341,870	1,297,886
Post Holdings, Inc.	3.750			06-02-21	233,644	233,018
Shearer's Foods LLC	4.938			06-30-21	222,188	214,411
SUPERVALU, Inc. (T)			TBD	03-21-19	500,000	472,500
Surgery Center Holdings, Inc.	5.250			11-03-20	1,089,000	1,067,220
Terraform Private Warehouse	5.000			06-26-22	667,934	567,744
The Goodyear Tire & Rubber Company	3.750			04-30-19	650,000	647,969
The Hillman Group, Inc.	4.500			06-30-21	295,500	281,464
The Sun Products Corp.	5.500			03-23-20	737,771	699,652
TransDigm, Inc.	3.750			06-04-21	989,950	945,402
Twin River Management Group, Inc.	5.250			07-10-20	1,441,106	1,415,886
Walter Investment Management Corp.	4.750			12-19-20	387,626	318,823
Collateralized mortgage obligations 2.8%						$8,780,154
(Cost $9,458,978)
United States 2.8%						8,780,154
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.595			04-14-33	2,000,000	1,642,371
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.116			05-15-29	250,000	225,997
Series 2015-JWRZ, Class GL2 (P) (S)	4.115			05-15-29	1,250,000	1,135,263
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.785			04-10-28	500,000	451,573
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (P) (S)	3.674			02-13-32	1,500,000	1,428,371
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382			12-15-19	1,000,000	917,177
Great Wolf Trust Series 2015-WOLF, Class E (P) (S)	4.877			05-15-34	2,000,000	1,856,468
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.178			11-05-30	222,145	219,948
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.078			08-05-34	135,000	129,787
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.998			11-15-29	803,427	773,199
Asset backed securities 0.6%						$1,811,467
(Cost $1,800,809)
United States 0.6%						1,811,467
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216			07-20-45	882,788	893,512
Westgate Resorts LLC Series 2015-2A, Class B (S)	4.000			07-20-28	919,426	917,955
					Shares	Value
Preferred securities 1.5%						$4,568,931
(Cost $4,799,788)
Israel 0.2%						480,975
Teva Pharmaceutical Industries, Ltd., 7.000%					530	480,975
United States 1.3%						4,087,956
American Tower Corp., 5.250%					7,100	702,900
Exelon Corp., 6.500%					26,350	1,168,623
GMAC Capital Trust I, 6.402%					68,840	1,670,058
Kinder Morgan, Inc., 9.750%					12,500	546,375

8SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Notional par	Value
Purchased options 0.1%		$179,894
(Cost $96,478)
Put options 0.1%		179,894
Over the Counter Option on the EUR vs. JPY (Expiration Date: 11-1-16; Strike Price: EUR 119.40; Counterparty: Standard Chartered Bank) (I)	2,500,000	87,727
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)	1,250,000	17,395
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)	1,250,000	30,284
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	1,250,000	44,488
	Par value^	Value
Short-term investments 3.0%		$9,331,000
(Cost $9,331,000)
Repurchase agreement 3.0%		9,331,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $9,331,008 on 3-1-16, collateralized by $9,440,000 U.S. Treasury Notes, 1.375% due 2-29-20 (valued at $9,522,600, including interest)	9,331,000	9,331,000
Total investments (Cost $335,381,708)† 97.7%		$301,027,584
Other assets and liabilities, net 2.3%		$6,985,333
Total net assets 100.0%		$308,012,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	U.S. Dollar
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,633,653 or 33.6% of the fund's net assets as of 2-29-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $337,233,799. Net unrealized depreciation aggregated to $36,206,215, of which $1,733,540 related to appreciated investment securities and $37,939,755 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS9

Global Short Duration Credit Fund

The fund had the following portfolio composition as a percentage of net assets on 2-29-16:

Financials	17.5%
Industrials	12.4%
Consumer discretionary	12.2%
Materials	12.0%
Energy	8.0%
Telecommunication services	7.2%
Health care	7.2%
Utilities	5.6%
Consumer staples	5.5%
Information technology	3.1%
Collateralized mortgage obligations	2.8%
Asset backed securities	0.6%
Foreign government obligations	0.5%
Purchased options	0.1%
Short-term investments and other	5.3%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and futures which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other

       11

referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 29, 2016, the fund used futures contracts to manage duration of the fund and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	150	Short	Jun 2016	($19,584,050)	($19,577,344)	$6,706

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	1,547,203	EUR	1,000,000	State Street Bank and Trust Company	3/2/2016	$55,684	—	$55,684
EUR	1,000,000	CAD	1,526,345	State Street Bank and Trust Company	3/2/2016	—	($40,267)	(40,267)
EUR	2,533,802	USD	2,793,517	Deutsche Bank AG London	3/2/2016	—	(37,119)	(37,119)
EUR	30,000	USD	32,863	State Street Bank and Trust Company	3/2/2016	—	(228)	(228)
USD	15,171	CAD	20,858	Bank of Montreal	3/2/2016	—	(245)	(245)
USD	2,797,557	EUR	2,563,802	State Street Bank and Trust Company	3/2/2016	8,523	—	8,523
USD	2,799,851	EUR	2,533,802	Deutsche Bank AG London	5/18/2016	36,832	—	36,832
						$101,039	($77,859)	$23,180

Currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 29, 2016, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q3	02/16
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		4/16

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsGlobal Conservative Absolute Return Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 34.9%						$36,867,807
(Cost $39,127,545)
Australia 1.2%						1,241,682
APT Pipelines, Ltd.	4.250		11-26-24	GBP	100,000	139,626
BHP Billiton Finance USA, Ltd. (P)(S)	6.250		10-19-75		290,000	286,375
Origin Energy Finance, Ltd. (S)	3.500		10-09-18		300,000	278,628
QBE Capital Funding IV, Ltd. (7.500% to 5-24-21, then 10 Year Swap Rate + 4.003%)	7.500		05-24-41	GBP	100,000	146,319
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250		09-22-70	EUR	280,000	253,180
Scentre Group Trust 1	2.375		04-08-22	GBP	100,000	137,554
Belgium 0.5%						574,539
Anheuser-Busch InBev NV	6.500		06-23-17	GBP	50,000	73,997
KBC Groep NV (P)(Q)	5.625		03-19-19	EUR	486,000	500,542
Canada 1.0%						1,043,597
Rogers Communications, Inc.	5.000		03-15-44		260,000	266,364
TransCanada PipeLines, Ltd.	7.625		01-15-39		175,000	200,565
VW Credit Canada, Inc.	2.450		11-14-17	CAD	391,000	286,525
Xstrata Finance Canada, Ltd. (S)	3.600		01-15-17		293,000	290,143
Denmark 0.7%						727,751
Danske Bank A/S (P)(Q)	5.750		04-06-20	EUR	474,000	501,664
DONG Energy A/S	4.875		01-12-32	GBP	150,000	226,087
France 1.6%						1,686,862
AXA SA (P)(Q)	6.686		07-06-26	GBP	50,000	71,767
CNP Assurances (P)	7.375		09-30-41	EUR	100,000	149,424
Electricite de France SA	5.875		07-18-31	GBP	80,000	131,026
Electricite de France SA	6.000		01-23-14	GBP	100,000	160,324
Electricite de France SA	6.250		05-30-28	GBP	100,000	169,128
GDF Suez	7.000		10-30-28	GBP	50,000	96,273
Orange SA	5.625		01-23-34	GBP	25,000	41,250
Orange SA	8.677		03-01-31		150,000	210,078
Pernod-Ricard SA (S)	4.250		07-15-22		150,000	158,300
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		507,000	499,292
Germany 1.1%						1,191,830
Aareal Bank AG (P)(Q)	7.625		04-30-20	EUR	400,000	386,954
E.ON International Finance BV	6.375		06-07-32	GBP	150,000	246,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (P)	6.625		05-26-42	GBP	100,000	154,268
Volkswagen Financial Services NV	2.750		10-02-20	GBP	50,000	69,883
Vonovia Finance BV	3.125		07-25-19	EUR	100,000	116,689
Vonovia Finance BV (4.625% to 4-8-19, then 5 Year Euro Swap Rate + 3.696%)	4.625		04-08-74	EUR	200,000	217,470
Guernsey, Channel Islands 0.6%						630,234
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875		02-24-41		629,000	630,234
Ireland 0.7%						729,055
Actavis Funding SCS	4.750		03-15-45		250,000	255,059
Bank of Ireland (P)(Q)	7.375		06-18-20	EUR	473,000	473,996
Italy 0.5%						497,681
Assicurazioni Generali SpA (6.269% to 6-16-26, then 3 month GBP LIBOR + 2.350%) (Q)	6.269		06-16-26	GBP	50,000	60,558

2SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Italy (continued)
Enel SpA	6.250		06-20-19	GBP	120,000	$188,681
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%)	7.700		12-31-49		200,000	174,080
Telecom Italia SpA	6.375		06-24-19	GBP	50,000	74,362
Jersey, Channel Islands 0.1%						160,947
AA Bond Company, Ltd.	6.269		07-02-43	GBP	100,000	160,947
Luxembourg 0.3%						278,070
ArcelorMittal	5.500		02-25-17		276,000	278,070
Mexico 0.2%						255,941
America Movil SAB de CV	5.750		06-28-30	GBP	110,000	177,333
Petroleos Mexicanos	8.250		06-02-22	GBP	50,000	78,608
Netherlands 0.7%						718,234
Aegon NV	6.625		12-16-39	GBP	50,000	90,773
Allianz Finance II BV (P)	5.750		07-08-41	EUR	100,000	125,054
EDP Finance BV (S)	6.000		02-02-18		270,000	279,947
Koninklijke KPN NV	5.750		09-17-29	GBP	50,000	80,275
RWE Finance BV	6.125		07-06-39	GBP	50,000	72,097
Siemens Financieringsmaatschappij NV (6.125% to 9-14-16, then 3 month GBP LIBOR + 2.250%)	6.125		09-14-66	GBP	50,000	70,088
Spain 0.6%						624,357
Banco Bilbao Vizcaya Argentaria SA (P)(Q)	7.000		02-19-19	EUR	400,000	388,053
Iberdrola Finanzas SAU	6.000		07-01-22	GBP	50,000	83,472
Telefonica Emisiones SAU	5.597		03-12-20	GBP	100,000	152,832
Sweden 0.3%						364,865
Akelius Residential Property AB	3.375		09-23-20	EUR	248,000	273,841
Vattenfall AB	6.875		04-15-39	GBP	50,000	91,024
Switzerland 0.8%						822,126
Glencore Finance Europe SA	6.500		02-27-19	GBP	50,000	67,013
Swiss Reinsurance Company (6.302% to 5-25-19, then 6 month GBP LIBOR + 2.120%) (Q)	6.302		05-25-19	GBP	100,000	139,885
UBS AG	5.125		05-15-24		542,000	536,441
UBS AG (P)	6.375		11-19-24	GBP	50,000	78,787
United Kingdom 12.4%						13,116,187
ABP Finance PLC	6.250		12-14-26	GBP	100,000	167,294
Affinity Sutton Capital Markets PLC	5.981		09-17-38	GBP	50,000	93,664
Anglo American Capital PLC	1.750		11-20-17	EUR	288,000	299,990
Annington Finance No 1 PLC	8.000		10-02-21	GBP	58,169	94,470
Arqiva Financing PLC	4.882		12-31-32	GBP	100,000	147,511
Aspire Defence Finance PLC	4.674		03-31-40	GBP	97,669	153,272
Aviva PLC (P)	6.125		11-14-36	GBP	80,000	110,516
Aviva PLC (6.625% to 6-3-21, then 6 month GBP LIBOR + 4.136%)	6.625		06-03-41	GBP	100,000	145,804
AWG Parent Company, Ltd.	6.625		01-15-29	GBP	50,000	95,810
Barclays Bank PLC	7.625		11-21-22		476,000	481,355
Barclays Bank PLC	10.000		05-21-21	GBP	150,000	254,720
British Telecommunications PLC	5.750		12-07-28	GBP	50,000	84,795
Broadgate Financing PLC	5.098		04-05-33	GBP	48,833	76,750
Centrica PLC	4.375		03-13-29	GBP	100,000	145,695
Centrica PLC	7.000		09-19-33	GBP	50,000	92,416
Close Brothers Finance PLC	3.875		06-27-21	GBP	100,000	144,122
Coventry Building Society	5.875		09-28-22	GBP	50,000	83,395

SEE NOTES TO FUND'S INVESTMENTS3

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
CPUK Finance, Ltd.	7.239		02-28-24	GBP	100,000	$170,698
Credit Agricole London	5.500		12-17-21	GBP	100,000	162,787
Crh Finance UK PLC	4.125		12-02-29	GBP	100,000	143,429
Dignity Finance PLC	4.696		12-31-49	GBP	120,000	180,531
Direct Line Insurance Group PLC (9.250% to 4-27-22, then 6 month GBP LIBOR + 7.207%)	9.250		04-27-42	GBP	100,000	163,804
Eastern Power Networks PLC	6.250		11-12-36	GBP	70,000	130,356
Enterprise Inns PLC	6.500		12-06-18	GBP	50,000	71,832
Eversholt Funding PLC	6.359		12-02-25	GBP	100,000	172,372
Experian Finance PLC	4.750		11-23-18	GBP	100,000	150,050
Firstgroup PLC	8.125		09-19-18	GBP	100,000	157,577
Gatwick Funding, Ltd.	4.625		03-27-34	GBP	100,000	150,897
GE Capital UK Funding	8.000		01-14-39	GBP	150,000	342,108
GlaxoSmithKline Capital PLC	5.250		12-19-33	GBP	50,000	86,185
GlaxoSmithKline Capital PLC	6.375		03-09-39	GBP	50,000	96,860
Go-Ahead Group PLC	5.375		09-29-17	GBP	100,000	146,466
Greene King PLC (P)	3.083		12-15-33	GBP	85,033	117,169
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461		11-30-18	GBP	100,000	139,469
HBOS Sterling Finance LP (P)(Q)	7.881		12-09-31	GBP	50,000	85,461
Heathrow Finance PLC	5.375		09-02-19	GBP	182,000	263,576
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	200,000	371,810
HSBC Bank Capital Funding Sterling 1 LP (P)(Q)	5.844		11-05-31	GBP	80,000	113,120
HSBC Holdings PLC	6.000		03-29-40	GBP	100,000	145,151
Imperial Brands Finance PLC	9.000		02-17-22	GBP	150,000	276,882
Integrated Accommodation Services PLC	6.480		03-31-29	GBP	73,726	128,162
Intu Metrocentre Finance PLC	4.125		12-06-23	GBP	100,000	147,074
John Lewis PLC	4.250		12-18-34	GBP	100,000	132,489
Land Securities Capital Markets PLC (4.875% to 11-7-17, then 3 month GBP LIBOR + 0.688%)	4.875		11-07-19	GBP	150,000	220,774
LCR Finance PLC	5.100		03-07-51	GBP	30,000	65,916
Legal & General Group PLC (P)	5.500		06-27-64	GBP	100,000	114,734
Lend Lease Europe Finance PLC	6.125		10-12-21	GBP	50,000	78,486
Lloyds Bank PLC	6.500		09-17-40	GBP	40,000	74,570
Lloyds Bank PLC	9.625		04-06-23	GBP	100,000	176,842
London & Quadrant Housing Trust	4.625		12-05-33	GBP	100,000	162,885
London Stock Exchange Group PLC	5.875		07-07-16	GBP	70,000	98,882
Marks & Spencer PLC	6.125		12-02-19	GBP	50,000	78,987
Marstons Issuer PLC (5.158% to 7-15-19, then 3 month GBP LIBOR + 1.320%)	5.158		10-15-27	GBP	100,000	145,432
Mitchells & Butlers Finance PLC	5.965		12-15-23	GBP	41,949	64,423
National Express Group PLC	6.625		06-17-20	GBP	50,000	81,117
National Grid Electricity Transmission PLC	5.875		02-02-24	GBP	100,000	174,100
National Westminster Bank PLC	6.500		09-07-21	GBP	50,000	76,029
Nationwide Building Society	6.750		07-22-20	EUR	100,000	127,966
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	100,000	108,982
Notting Hill Housing Trust	5.250		07-07-42	GBP	100,000	168,630
Octagon Healthcare Funding PLC	5.333		12-31-35	GBP	88,664	148,374
Peabody Capital PLC	5.250		03-17-43	GBP	110,000	185,297
Provident Financial PLC	8.000		10-23-19	GBP	50,000	77,291
Prudential PLC (P)	5.700		12-19-63	GBP	100,000	118,336
Reed Elsevier Investments PLC	7.000		12-11-17	GBP	50,000	75,905
Rio Tinto Finance USA PLC	4.125		08-21-42		275,000	229,144
RSA Insurance Group PLC (P)	5.125		10-10-45	GBP	100,000	124,988

4SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Segro PLC	6.750		02-23-24	GBP	100,000	$176,381
Severn Trent Utilities Finance PLC	6.125		02-26-24	GBP	50,000	85,891
Sky Group Finance PLC	6.000		05-21-27	GBP	50,000	82,908
Southern Water Services Finance, Ltd. (4.500% to 3-31-22, then 3 month GBP LIBOR + 7.845%)	4.500		03-31-38	GBP	100,000	146,154
SSE PLC	3.875		12-29-49	GBP	100,000	127,745
SSE PLC	6.250		08-27-38	GBP	50,000	88,884
Stagecoach Group PLC	4.000		09-29-25	GBP	100,000	140,625
Telereal Securitisation PLC	5.565		12-10-31	GBP	56,605	89,988
Tesco Property Finance 3 PLC	5.744		04-13-40	GBP	78,593	91,050
Thames Water Kemble Finance PLC	7.750		04-01-19	GBP	173,000	259,114
Thames Water Utilities Cayman Finance, Ltd.	4.625		06-04-46	GBP	100,000	151,221
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		541,000	488,198
The Trafford Centre Finance, Ltd.	6.500		07-28-33	GBP	46,599	86,110
The Unique Pub Finance Company PLC	6.542		03-30-21	GBP	74,840	106,037
Thomas Cook Finance PLC	7.750		06-15-20	EUR	243,000	265,008
Wales & West Utilities Finance PLC	6.250		11-30-21	GBP	50,000	84,524
Wessex Water Services Finance PLC	5.375		03-10-28	GBP	50,000	84,925
Western Power Distribution West Midlands PLC	5.750		04-16-22	GBP	110,000	190,192
WPP Finance 2010	5.625		11-15-43		140,000	141,715
Yorkshire Building Society (P)	4.125		11-20-24	GBP	100,000	135,769
Yorkshire Water Services Bradford Finance, Ltd.	6.375		08-19-39	GBP	50,000	95,517
Zurich Finance UK PLC (6.625% to 10-2-22, then 5 Year U.K. Treasury + 2.850%) (Q)	6.625		10-02-22	GBP	70,000	102,247
United States 11.6%						12,203,849
21st Century Fox America, Inc.	4.750		09-15-44		275,000	257,904
Altria Group, Inc.	5.375		01-31-44		275,000	310,749
Altria Group, Inc.	9.950		11-10-38		33,000	54,042
American International Group, Inc.	5.000		04-26-23	GBP	50,000	73,105
Amgen, Inc.	4.000		09-13-29	GBP	100,000	142,299
Anadarko Petroleum Corp.	4.500		07-15-44		127,000	86,904
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		62,000	65,013
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		50,000	53,595
AT&T, Inc.	7.000		04-30-40	GBP	100,000	178,671
Bank of America Corp.	6.125		09-15-21	GBP	100,000	162,105
Bank of America Corp.	7.750		05-14-38		360,000	463,297
Bank of America Corp.	8.125		06-02-28	GBP	50,000	93,388
Baxalta, Inc. (S)	5.250		06-23-45		260,000	248,923
Boston Scientific Corp.	7.375		01-15-40		220,000	279,126
Burlington Northern Santa Fe LLC	4.150		04-01-45		353,000	344,271
CCO Safari II LLC (S)	6.384		10-23-35		275,000	287,345
Celgene Corp.	4.625		05-15-44		270,000	257,660
Citigroup, Inc.	4.500		03-03-31	GBP	150,000	201,167
Comcast Corp.	4.750		03-01-44		225,000	236,484
CVS Health Corp.	3.500		07-20-22		61,000	63,716
CVS Health Corp.	5.125		07-20-45		285,000	319,836
DIRECTV Holdings LLC	4.375		09-14-29	GBP	100,000	143,471
DIRECTV Holdings LLC	5.150		03-15-42		370,000	343,245
Eastman Chemical Company	4.650		10-15-44		313,000	268,528
Electronic Arts, Inc.	4.800		03-01-26		72,000	72,536
Energy Transfer Partners LP	3.600		02-01-23		150,000	124,460
Energy Transfer Partners LP	6.125		12-15-45		260,000	213,851

SEE NOTES TO FUND'S INVESTMENTS5

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Enterprise Products Operating LLC	4.900		05-15-46		270,000	$238,044
Exelon Corp.	5.100		06-15-45		260,000	265,621
Fiat Chrysler Finance North America, Inc.	5.625		06-12-17	EUR	250,000	283,676
Ford Motor Company	4.750		01-15-43		175,000	160,701
GE Capital Trust V (5.500% to 9-15-16, then 3 month GBP LIBOR + 1.615%)	5.500		09-15-66	GBP	100,000	139,780
General Motors Company	6.250		10-02-43		187,000	183,005
Halliburton Company	5.000		11-15-45		75,000	66,466
International Paper Company	5.150		05-15-46		365,000	332,056
JPMorgan Chase & Co.	5.625		08-16-43		170,000	185,641
Kinder Morgan, Inc.	5.300		12-01-34		100,000	78,377
Lockheed Martin Corp.	4.700		05-15-46		110,000	118,311
McKesson Corp.	4.883		03-15-44		275,000	274,274
MetLife, Inc.	4.600		05-13-46		40,000	39,579
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	138,374
Morgan Stanley	5.750		02-14-17	GBP	100,000	144,578
Pacific Gas & Electric Company	4.300		03-15-45		265,000	273,344
Pacific LifeCorp (S)	5.125		01-30-43		275,000	273,599
Reynolds American, Inc.	5.850		08-15-45		255,000	299,343
SABMiller Holdings, Inc. (S)	4.950		01-15-42		450,000	478,066
The Dow Chemical Company	4.625		10-01-44		36,000	33,548
The Home Depot, Inc.	4.400		03-15-45		260,000	275,294
The JM Smucker Company	4.375		03-15-45		340,000	339,744
Time Warner, Inc.	4.850		07-15-45		308,000	287,228
UnitedHealth Group, Inc.	4.250		03-15-43		200,000	200,000
Verizon Communications, Inc.	5.012		08-21-54		83,000	77,195
Verizon Communications, Inc.	6.550		09-15-43		285,000	345,595
Virginia Electric & Power Company	4.650		08-15-43		315,000	345,172
Voya Financial, Inc.	5.700		07-15-43		240,000	266,781
Wal-Mart Stores, Inc.	4.875		01-19-39	GBP	70,000	114,987
Wal-Mart Stores, Inc.	5.625		03-27-34	GBP	60,000	106,887
Waste Management, Inc.	4.100		03-01-45		344,000	337,116
Wells Fargo Bank NA	5.250		08-01-23	GBP	100,000	155,776
Capital preferred securities 0.2%						$188,165
(Cost $210,189)
United States 0.2%						188,165
National Capital Trust I (P)(Q)	5.620		12-17-18	GBP	60,000	83,511
Rabobank Capital Funding Trust IV (5.556% to 12-31-19 then 6 month GBP LIBOR + 1.460%) (Q)	5.556		12-31-19	GBP	75,000	104,654
Collateralized mortgage obligations 0.1%						$57,853
(Cost $49,657)
United Kingdom 0.1%						57,853
Canary Wharf Finance II PLC Series II, Class A1	6.455		10-22-33	GBP	27,013	57,853
U.S. Government Agency 7.3%						$7,728,352
(Cost $7,636,637)
United States 7.3%						7,728,352
U.S. Treasury Inflation Indexed Bond	0.125		01-15-23		7,594,100	7,728,352

6SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Yield	* (%)	Maturity date		Par value	Value
Short-term investments 54.5%						$57,565,792
(Cost $57,564,338)
Certificate of deposit 16.1%						16,995,220
Abbey National Treasury Services PLC	0.850		07-15-16		2,000,000	2,000,898
ABN AMRO Bank NV	0.576		06-20-16		2,000,000	1,995,420
Commonwealth Bank of Australia	0.410		03-10-16		1,500,000	1,499,997
Goldman Sachs International Bank	0.550		03-10-16		2,000,000	2,000,044
Mitsubishi UFJ Trust & Banking Corp.	0.373		04-20-16		2,000,000	1,998,442
Mizuho Corporate Bank	0.650		04-15-16		2,000,000	2,000,190
National Australia Bank, Ltd.	0.410		03-11-16		1,500,000	1,500,033
Natixis SA	0.760		06-01-16		2,000,000	2,000,220
Societe Generale SA	0.580		04-21-16		2,000,000	1,999,976
Commercial paper 11.3%						11,991,388
Asian Development Bank	0.205		04-11-16		2,000,000	1,998,976
Caisse des Depots et Consignat	0.555		05-23-16		2,000,000	1,996,958
Deutsche Bank AG	0.027		03-10-16		2,000,000	1,999,768
European Investment Bank	0.371		05-09-16		2,000,000	1,997,762
Landwirtschaftliche Rentenbank	0.356		04-26-16		2,000,000	1,998,088
NRW.BANK	0.113		03-09-16		2,000,000	1,999,836
Time deposits 12.0%						12,672,897
BNP Paribas	0.320		03-02-16		1,001,210	1,001,210
Danske Bank	0.350		03-02-16		1,232,338	1,232,338
DBS Bank, Ltd.	0.650		05-03-16		1,501,200	1,502,239
DZ Bank AG	0.370		03-02-16		3,355,226	3,355,226
KBC Bank NV	0.300		03-02-16		3,123,911	3,123,911
Lloyd's Bank PLC	0.300		03-02-16		757,215	757,215
Standard Charterred	0.350		03-02-16		1,700,758	1,700,758
U.S. Government 12.3%						12,991,920
U.S. Treasury Bill	0.003		03-17-16		5,000,000	4,999,525
U.S. Treasury Bill	0.267		06-16-16		5,000,000	4,995,425
U.S. Treasury Bill	0.278		06-23-16		3,000,000	2,996,970
			Yield (%)		Shares	Value
Money market funds 2.8%						$2,914,367
BlackRock Cash Funds - Prime			0.4614(Y	)	2,914,367	2,914,367
Total investments (Cost $104,588,366)† 97.0%						$102,407,969
Other assets and liabilities, net 3.0%						$3,143,637
Total net assets 100.0%						$105,551,606

SEE NOTES TO FUND'S INVESTMENTS7

Global Conservative Absolute Return Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $104,877,426. Net unrealized depreciation aggregated to $2,469,457, of which $473,332 related to appreciated investment securities and $2,942,789 related to depreciated investments.

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for futures and money market funds, which are categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 29, 2016, the fund used futures contracts to manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.K. Long Gilt Bond Futures	4	Long	Jun 2016	$672,819	$678,720	$5,901
Euro-BTP Italian Government Bond Futures	47	Long	Mar 2016	7,046,073	7,167,290	121,217
U.S. Treasury Long Bond Futures	12	Short	Jun 2016	(1,992,376)	(1,974,375)	18,001
German Euro BUND Futures	35	Short	Mar 2016	(6,042,035)	(6,342,522)	(300,487)
U.S. Treasury Ultra Bond Futures	44	Short	Jun 2016	(7,650,843)	(7,618,875)	31,968
						($123,400)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

       9

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	6,205,000	USD	4,430,922	Royal Bank of Scotland PLC	3/11/2016	—	($4,090)	($4,090)
AUD	6,090,000	USD	4,206,119	UBS Warburg	4/5/2016	$133,382	—	133,382
EUR	3,910,000	USD	4,295,765	HSBC Bank USA	3/3/2016	—	(42,113)	(42,113)
GBP	620,973	USD	879,537	Barclays Capital	4/4/2016	—	(15,123)	(15,123)
GBP	112,088	USD	160,148	Goldman Sachs Bank USA	4/4/2016	—	(4,118)	(4,118)
GBP	105,712	USD	153,878	MS Dean Witter	4/4/2016	—	(6,723)	(6,723)
GBP	362,000	USD	523,030	HSBC Bank USA	5/12/2016	—	(19,051)	(19,051)
GBP	258,000	USD	374,503	Royal Bank of Scotland PLC	5/12/2016	—	(15,313)	(15,313)
GBP	267,000	USD	385,574	UBS Warburg	5/12/2016	—	(13,854)	(13,854)
GBP	1,147,000	USD	1,658,910	UBS Warburg	5/12/2016	—	(62,047)	(62,047)
INR	290,800,000	USD	4,289,718	Deutsche Bank AG London	4/14/2016	—	(77,815)	(77,815)
JPY	649,614,780	CHF	5,310,000	JPMorgan Chase Bank N.A.	3/18/2016	442,063	—	442,063
JPY	34,000,000	USD	289,655	Goldman Sachs Bank USA	5/12/2016	12,552	—	12,552
MXN	75,500,000	USD	4,328,980	UBS Warburg	4/5/2016	—	(177,362)	(177,362)
SEK	37,400,000	EUR	4,045,121	BNP Paribas SA	4/8/2016	—	(30,847)	(30,847)
USD	4,521,934	AUD	6,205,000	HSBC Bank USA	3/11/2016	95,101	—	95,101
USD	4,343,705	AUD	6,090,000	Royal Bank of Scotland PLC	4/5/2016	4,203	—	4,203
USD	4,306,630	AUD	6,240,000	UBS Warburg	4/21/2016	—	(136,751)	(136,751)
USD	336,815	AUD	480,000	BNP Paribas SA	5/12/2016	—	(4,670)	(4,670)
USD	282,737	CAD	393,000	HSBC Bank USA	5/12/2016	—	(7,755)	(7,755)
USD	4,236,243	EUR	3,910,000	Royal Bank of Scotland PLC	3/3/2016	—	(17,409)	(17,409)
USD	508,394	EUR	464,372	Deutsche Bank AG London	4/4/2016	2,691	—	2,691
USD	1,614,514	EUR	1,440,000	BNP Paribas SA	5/12/2016	44,491	—	44,491
USD	409,164	EUR	374,000	Deutsche Bank AG London	5/12/2016	1,394	—	1,394
USD	2,586,618	EUR	2,362,746	Merrill Lynch	5/12/2016	10,532	—	10,532
USD	4,307,901	EUR	3,910,000	HSBC Bank USA	6/3/2016	41,508	—	41,508
USD	18,869,178	GBP	12,769,056	Merrill Lynch	4/4/2016	1,094,237	—	1,094,237
USD	299,989	GBP	207,000	Deutsche Bank AG London	5/12/2016	11,801	—	11,801
USD	612,988	GBP	423,000	Goldman Sachs Bank USA	5/12/2016	24,084	—	24,084
USD	285,139	JPY	34,000,000	Merrill Lynch	5/12/2016	—	(17,068)	(17,068)
USD	4,321,399	KRW	5,190,000,000	Deutsche Bank AG London	4/14/2016	129,405	—	129,405
USD	282,808	KRW	342,000,000	Deutsche Bank AG London	5/12/2016	6,733	—	6,733
USD	4,059,532	MXN	75,500,000	Deutsche Bank AG London	4/5/2016	—	(92,086)	(92,086)
USD	315,229	SEK	2,680,000	Barclays Capital	5/12/2016	1,335	—	1,335
USD	5,430,380	SGD	7,785,000	Royal Bank of Scotland PLC	5/12/2016	—	(96,163)	(96,163)
USD	5,397,403	TWD	180,840,000	Deutsche Bank AG London	5/18/2016	—	(48,273)	(48,273)
						$2,055,512	($888,631)	$1,166,881

Currency abbreviation
AUD	Austrailian Dollar	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	New Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen

       10

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended February 29, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of February 29, 2016:

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	400,000,000	KRW	$356,300	3 Month Bank Rate for South Korea	Fixed 1.9175%	Mar 2018	—	$3,339	$3,339
Citibank N.A.	1,790,000,000	KRW	1,551,664	3 Month Bank Rate for South Korea	Fixed 1.7150%	Jul 2018	—	9,910	9,910
Citibank N.A.	2,630,000,000	KRW	2,240,968	3 Month Bank Rate for South Korea	Fixed 1.6800%	Aug 2018	—	13,201	13,201
Citibank N.A.	2,030,000,000	KRW	1,638,616	3 Month Bank Rate for South Korea	Fixed 1.4175%	Feb 2019	—	(379)	(379)
Citibank N.A.	5,460,000,000	KRW	4,735,473	3 Month Bank Rate for South Korea	Fixed 1.9900%	Nov 2025	—	161,016	161,016
HSBC	8,030,000,000	KRW	7,483,691	3 Month Bank Rate for South Korea	Fixed 1.8075%	Apr 2018	—	53,223	53,223
Exchange Cleared Swaps
	2,300,000	GBP	3,498,737	Fixed 0.8770%	6 Month LIBOR	Jul 2016	—	($2,113)	($2,113)
	22,000,000	USD	22,000,000	3 Month LIBOR	Fixed 1.1100%	Apr 2017	$93,000	(18,981)	74,019
	73,200,000	USD	73,200,000	Fixed 1.1100%	3 Month LIBOR	Apr 2017	—	(246,281)	(246,281)
	26,300,000	USD	26,300,000	Fixed 1.1730%	3 Month LIBOR	Nov 2017	—	(78,235)	(78,235)
	26,100,000	USD	26,100,000	Fixed 1.2850%	3 Month LIBOR	Nov 2017	—	(104,358)	(104,358)
	28,200,000	USD	28,200,000	Fixed 0.9550%	3 Month LIBOR	Feb 2018	—	(10,665)	(10,665)
	2,000,000	GBP	3,091,095	Fixed 1.2202%	6 Month GBP LIBOR	May 2018	—	(34,661)	(34,661)
	2,840,000	GBP	4,373,604	Fixed 1.2397%	6 Month GBP LIBOR	Aug 2018	—	(50,543)	(50,543)
	34,300,000	GBP	53,054,911	6 Month LIBOR	Fixed 1.2630%	Oct 2018	—	508,664	508,664
	17,300,000	GBP	26,147,150	Fixed 1.263%	6 Month GBP LIBOR	Oct 2018	24,182	(280,738)	(256,556)
	46,200,000	EUR	52,328,150	Fixed 0.1500%	6 Month EURIBOR	Oct 2018	—	(374,248)	(374,248)
	23,000,000	EUR	24,442,083	6 Month EURIBOR	Fixed 0.1500%	Oct 2018	104,145	82,169	186,314
	9,250,000	GBP	14,164,089	6 Month GBP LIBOR	Fixed 1.3550%	Oct 2018	—	160,201	160,201
	13,500,000	EUR	14,818,230	Fixed 0.0700%	6 Month EURIBOR	Nov 2018	—	(84,815)	(84,815)
	67,400,000	AUD	53,835,586	6 Month BBSW	Fixed 2.8175%	May 2019	—	692,680	692,680
	6,000,000	AUD	4,355,685	Fixed 2.8175%	6 Month BBSW	May 2019	(38,766)	(22,897)	(61,663)
	36,400,000	AUD	25,731,110	Fixed 2.8175%	6 Month BBSW	May 2019	(228,405)	(145,683)	(374,088)
	1,620,000	AUD	1,252,987	6 Month BBSW	Fixed 2.8275%	Jun 2019	—	16,626	16,626
	11,600,000	AUD	8,311,420	6 Month BBSW	Fixed 2.5900%	Aug 2019	—	77,831	77,831
	734,000	AUD	532,629	6 Month BBSW	Fixed 2.6500%	Nov 2019	—	5,174	5,174
	364,000	AUD	267,103	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	2,549	2,549
	367,000	AUD	269,304	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	2,570	2,570
	367,000	AUD	269,304	6 Month BBSW	Fixed 2.6700%	Dec 2019	—	2,670	2,670
	367,000	AUD	269,304	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	2,570	2,570

       11

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	367,000	AUD	266,663	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	2,565	2,565
	1,095,000	AUD	787,034	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	7,650	7,650
	730,000	AUD	525,380	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	5,059	5,059
	365,000	AUD	260,172	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	2,529	2,529
	1,095,000	AUD	791,797	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	7,588	7,588
	22,625,000	AUD	15,863,500	6 Month BBSW	Fixed 2.3725%	Jan 2020	—	67,348	67,348
	15,875,000	AUD	11,123,646	6 Month BBSW	Fixed 2.4500%	Jan 2020	—	63,748	63,748
	14,000,000	GBP	21,655,066	Fixed 1.7000%	6 Month GBP LIBOR	Oct 2021	—	(739,414)	(739,414)
	7,040,000	GBP	10,640,227	6 Month GBP LIBOR	Fixed 1.7000%	Oct 2021	12,091	359,729	371,820
	18,500,000	EUR	20,953,913	6 Month EURIBOR	Fixed 0.5390%	Oct 2021	—	493,763	493,763
	9,170,000	EUR	9,744,952	Fixed 0.5390%	6 Month EURIBOR	Oct 2021	(72,264)	(172,482)	(244,746)
	3,730,000	GBP	5,711,573	Fixed 1.7900%	6 Month GBP LIBOR	Oct 2021	—	(218,731)	(218,731)
	5,300,000	EUR	5,817,527	6 Month EURIBOR	Fixed 0.4770%	Nov 2021	—	121,690	121,690
	16,000,000	EUR	17,775,210	6 Month EURIBOR	Fixed 0.5050%	Feb 2022	—	104,612	104,612
	493,000	EUR	543,604	Fixed 0.5050%	6 Month EURIBOR	Feb 2022	(1,994)	(1,229)	(3,223)
	742,000	GBP	1,146,796	Fixed 1.7642%	6 Month GBP LIBOR	May 2022	—	(53,961)	(53,961)
	200,000	GBP	304,790	6 Month GBP LIBOR	Fixed 1.7642%	May 2022	2,269	12,276	14,545
	14,500,000	GBP	22,330,022	Fixed 1.7932%	6 Month GBP LIBOR	Aug 2022	—	(1,039,889)	(1,039,889)
	10,500,000	GBP	16,068,559	6 Month GBP LIBOR	Fixed 1.7932%	Aug 2022	(53,359)	806,382	753,023
	850,000	GBP	1,301,485	6 Month GBP LIBOR	Fixed 1.7932%	Aug 2022	13,708	47,251	60,959
	12,380,000	GBP	19,192,608	Fixed 2.3840%	6 Month GBP LIBOR	Sep 2025	—	(603,745)	(603,745)
	12,420,000	GBP	19,254,620	Fixed 2.3860%	6 Month GBP LIBOR	Sep 2025	—	(607,340)	(607,340)
	1,400,000	GBP	2,162,162	6 Month GBP LIBOR	Fixed 2.3860%	Sep 2025	4,170	64,290	68,460
	9,760,000	USD	9,760,000	3 Month LIBOR	Fixed 2.8869%	Sep 2025	—	407,221	407,221
	7,880,000	EUR	8,822,015	6 Month EURIBOR	Fixed 1.6780%	Sep 2025	—	314,918	314,918
	7,820,000	EUR	8,754,842	6 Month EURIBOR	Fixed 1.6850%	Sep 2025	—	315,502	315,502
	9,740,000	USD	9,740,000	3 Month LIBOR	Fixed 2.8860%	Sep 2025	—	405,977	405,977
	1,570,000	USD	1,570,000	Fixed 2.8860%	3 Month LIBOR	Sep 2025	(14,800)	(50,640)	(65,440)
	970,000	EUR	1,100,023	Fixed 1.6850%	6 Month EURIBOR	Sep 2025	(3,402)	(35,733)	(39,135)
	1,220,000	USD	1,220,000	Fixed 2.8860%	3 Month LIBOR	Sep 2025	(42,000)	(8,851)	(50,851)
	612,000	EUR	681,985	Fixed 1.6850%	6 Month EURIBOR	Sep 2025	(18,944)	(5,747)	(24,691)
	11,900,000	USD	11,900,000	3 Month LIBOR	Fixed 2.7315%	Nov 2025	—	401,418	401,418
	6,300,000	USD	6,300,000	Fixed 2.7315%	3 Month LIBOR	Nov 2025	(168,100)	(44,415)	(212,515)
	11,600,000	USD	11,600,000	3 Month LIBOR	Fixed 2.6550%	Nov 2025	—	345,786	345,786
	143,000,000	SEK	16,718,498	3 Month STIBOR	Fixed 2.2400%	Jan 2026	—	182,364	182,364
	139,000,000	SEK	16,193,011	3 Month STIBOR	Fixed 2.1825%	Feb 2026	—	129,664	129,664
	9,720,000	USD	9,720,000	3 Month LIBOR	Fixed 2.2875%	Feb 2026	—	112,927	112,927
	383,000	GBP	593,210	6 Month GBP LIBOR	Fixed 2.7550%	Jul 2026	26,507	52,571	79,078
	2,800,000	GBP	4,259,333	Fixed 2.7550%	6 Month GBP LIBOR	Jul 2026	—	(578,120)	(578,120)
	1,200,000	GBP	2,056,309	6 Month GBP LIBOR	Fixed 2.7550%	Jul 2026	(4,326)	252,092	247,766
	14,600,000	EUR	15,919,921	6 Month EURIBOR	Fixed 1.7770%	Aug 2029	—	1,100,030	1,100,030
	1,250,000	EUR	1,417,555	Fixed 1.7770%	6 Month EURIBOR	Aug 2029	(6,577)	(87,604)	(94,181)
	750,000	EUR	844,091	Fixed 1.7770%	6 Month EURIBOR	Aug 2029	(44,906)	(11,602)	(56,508)
	900,000	EUR	1,012,009	6 Month EURIBOR	Fixed 1.8050%	Aug 2029	—	69,631	69,631
	3,750,000	GBP	5,767,456	Fixed 2.1825%	6 Month GBP LIBOR	May 2030	—	(526,073)	(526,073)
	1,290,000	GBP	1,986,602	Fixed 2.1352%	6 Month GBP LIBOR	Aug 2030	—	(163,684)	(163,684)
	392,000	GBP	547,448	Fixed 1.5082%	6 Month GBP LIBOR	Feb 2031	—	(2,400)	(2,400)
	1,250,000	GBP	1,901,488	Fixed 3.1400%	6 Month GBP LIBOR	Jul 2033	—	(456,307)	(456,307)
	275,000	GBP	425,026	6 Month GBP LIBOR	Fixed 3.3010%	Jul 2043	97,384	63,419	160,803
	893,000	GBP	1,375,221	6 Month GBP LIBOR	Fixed 3.3010%	Jul 2043	331,707	190,464	522,171
	273,000	GBP	394,868	6 Month GBP LIBOR	Fixed 3.3010%	Jul 2043	148,761	10,873	159,634
	1,750,000	GBP	2,662,083	Fixed 3.3010%	6 Month GBP LIBOR	Jul 2043	—	(1,023,292)	(1,023,292)
	330,000	GBP	550,606	Fixed 3.2997%	6 Month GBP LIBOR	Feb 2044	—	(195,349)	(195,349)
	1,240,000	USD	1,240,000	3 Month LIBOR	Fixed 3.3700%	Nov 2044	36,567	42,707	79,274
	2,800,000	USD	2,800,000	3 Month LIBOR	Fixed 3.3700%	Nov 2044	148,928	30,079	179,007

       12

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	5,140,000	USD	5,140,000	Fixed 3.3700%	3 Month LIBOR	Nov 2044	—	(328,605)	(328,605)
	900,000	USD	900,000	3 Month LIBOR	Fixed 2.8050%	Mar 2045	28,165	(3,960)	24,205
	2,940,000	USD	2,940,000	Fixed 2.8050%	3 Month LIBOR	Mar 2045	—	(79,069)	(79,069)
	3,300,000	USD	3,300,000	3 Month LIBOR	Fixed 2.6560%	Apr 2045	(63,000)	141,456	78,456
	950,000	USD	950,000	3 Month LIBOR	Fixed 2.6560%	Apr 2045	64,000	(41,414)	22,586
	5,930,000	USD	5,930,000	Fixed 2.6560%	3 Month LIBOR	Apr 2045	—	(140,983)	(140,983)
	1,220,000	USD	1,220,000	Fixed 2.9875%	3 Month LIBOR	May 2045	—	(70,713)	(70,713)
	1,610,000	USD	1,610,000	Fixed 3.0815%	3 Month LIBOR	May 2045	—	(72,377)	(72,377)
	3,770,000	USD	3,770,000	Fixed 3.0220%	3 Month LIBOR	May 2045	—	(154,884)	(154,884)
	1,640,000	USD	1,640,000	Fixed 3.2850%	3 Month LIBOR	Jul 2045	—	(145,164)	(145,164)
	2,780,000	USD	2,780,000	Fixed 2.8850%	3 Month LIBOR	Nov 2045	—	(131,814)	(131,814)
	2,690,000	USD	2,690,000	Fixed 2.8200%	3 Month LIBOR	Nov 2045	—	(109,712)	(109,712)
	4,680,000	USD	4,680,000	Fixed 2.7660%	3 Month LIBOR	Nov 2045	—	(115,236)	(115,236)
	6,130,000	USD	6,130,000	Fixed 2.8600%	3 Month LIBOR	Dec 2045	—	(188,209)	(188,209)
	5,760,000	USD	5,760,000	3 Month LIBOR	Fixed 2.8600%	Dec 2045	184,500	(7,651)	176,849
	1,140,000	USD	1,140,000	Fixed 2.5050%	3 Month LIBOR	Feb 2046	—	(10,051)	(10,051)
	1,880,000.00	EUR	2,088,587	Fixed 1.4060%	6 Month EURIBOR	Feb 2049	—	(152,950)	(152,950)
	194,000.00	EUR	213,913	6 Month EURIBOR	Fixed 1.4060%	Feb 2049	15,887	(104)	15,783
	5,740,000.00	EUR	6,258,928	Fixed 1.8180%	6 Month EURIBOR	Aug 2049	—	(1,111,658)	(1,111,658)
	470,000.00	EUR	533,001	6 Month EURIBOR	Fixed 1.8180%	Aug 2049	2,608	88,416	91,024
	750,000.00	EUR	844,091	6 Month EURIBOR	Fixed 1.8180%	Aug 2049	116,147	29,104	145,251
	381,000.00	EUR	428,417	Fixed 1.8000%	6 Month EURIBOR	Aug 2049	—	(71,575)	(71,575)
			891,814,324				693,883	($2,610,152)	(1,916,269)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended February 29, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of February 29, 2016 as a Buyer of protection:

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX.NA.IG.25 5YR	11,600,000	USD	$11,600,000	(1.000%	)	Dec 2020	($80,688)	$97,486	$16,798

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended February 29, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of February 29, 2016 where the fund acted as a Seller of protection:

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Counterparty	Reference obligation	Implied credit spread and/or credit rating at 2-29-2016	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared
	CDX.NA.IG.25 5YR	0.84%	615,000	USD	$615,000	1.000%	Dec 2020	$5,270	($6,161)	($891)
	CDX.NA.IG.25 5YR	0.84%	2,120,000	USD	2,120,000	1.000%	Dec 2020	(18,313)	15,243	(3,070)
					$2,735,000			($13,043)	$9,082	($3,961)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended February 29, 2016 to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Merrill Lynch	1,350,000	USD	$1,350,000	USD - Non-revised CPI	Fixed.6050%	Aug 2020	$19,048
Merrill Lynch	1,350,000	USD	1,350,000	Fixed 2.1175%	USD - Non-revised CPI	Aug 2045	(129,331)
Morgan Stanley	5,590,000	GBP	8,597,355	GBP - Non-revised RPI	Fixed 3.2900%	May 2030	538,613
Morgan Stanley	310,000	USD	310,000	Fixed 2.2450%	USD - Non-revised CPI	Mar 2045	(44,065)
Morgan Stanley	310,000	USD	310,000	USD - Non-revised CPI	Fixed 1.8050%	Mar 2020	8,307
Morgan Stanley	313,000	USD	313,000	Fixed 2.2975%	USD - Non-revised CPI	Jul 2045	(47,920)
Morgan Stanley	313,000	USD	313,000	USD - Non-revised CPI	Fixed 1.8525%	Jul 2020	7,515
Morgan Stanley	630,000	GBP	879,827	GBP - Non-revised RPI	Fixed 3.0430%	Feb 2031	(47)
			$13,423,182				$352,120

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q3	02/16
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		4/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2016